UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 28.5%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	$1,496,249
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,466,208
AT&T Inc., Senior Notes	3.400%	5/15/25	30,145,000	28,742,062
AT&T Inc., Senior Notes	4.350%	6/15/45	20,939,000	18,105,208
AT&T Inc., Senior Notes	4.750%	5/15/46	3,650,000	3,347,061
AT&T Inc., Senior Notes	4.500%	3/9/48	13,290,000	11,641,046
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,890,000	1,753,784	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	5,310,000	7,557,369
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,745,484
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	7,244,000	7,081,010	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,497,528
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,611,209
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	170,000	163,707
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	6,160,000	6,048,756
Telefonica Emisiones SAU, Senior Notes	4.895%	3/6/48	10,960,000	10,246,327
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	910,000	911,138	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	6,576,281
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	26,930,730
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	4,672,000	4,243,582
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	9,475,000	9,535,074
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	26,437,438	26,632,520	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,130,000	2,118,146
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,151,510
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,089,669
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	10,010,000	10,704,379
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	2,612,942
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,390,000	1,251,930
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	7,218,000	7,227,435
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,599,147
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	5,097,572

Total Diversified Telecommunication Services				218,185,063

Entertainment - 0.0%
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,531,776
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,691,936

Total Entertainment				4,223,712

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.3%
21st Century Fox America Inc., Debentures	6.750%	1/9/38	200,000	$265,613
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,231
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	321,190
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	5,240,000	6,948,265
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	163,851
Altice France SA, Senior Secured Notes	7.375%	5/1/26	24,015,000	24,105,056	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	8,950,000	9,240,875	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	880,000	891,273
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	17,257,000	16,394,150	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	9,190,000	8,660,656	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,789,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	10,714,461
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	42,750,000	40,977,661
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	14,910,000	14,545,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,139,701
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	451,870
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,888,898
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,841,427
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,808,018
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,679,002
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	235,335
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	66,560
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,719,638
Comcast Corp., Senior Notes	3.900%	3/1/38	17,500,000	16,071,360
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	197,730
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	2,342,904
DISH DBS Corp., Senior Notes	5.875%	11/15/24	21,394,000	19,254,600
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,068,442

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	18,070,000	$17,840,511	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	21,942,575	(a)
NBCUniversal Media LLC	4.375%	4/1/21	11,230,000	11,509,459
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	15,880,000	16,287,890
Time Warner Cable LLC, Senior Secured Notes	5.000%	2/1/20	2,460,000	2,512,390
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,422,298
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	10,251,082
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,603,864
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	8,554,271
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,564,261
UBM PLC, Senior Notes	5.750%	11/3/20	6,060,000	6,149,269	(a)
Virgin Media Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	198,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	1,540,000	1,511,572	(a)
Warner Media LLC, Senior Notes	4.700%	1/15/21	20,000	20,551
Warner Media LLC, Senior Notes	4.750%	3/29/21	9,220,000	9,504,058
Warner Media LLC, Senior Notes	6.250%	3/29/41	970,000	1,052,137

Total Media				328,716,501

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,680,000	3,771,762
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	2,981,486	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,561,000	4,594,979	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	1,880,000	1,992,800
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	3,135,625
Sprint Corp., Senior Notes	7.625%	2/15/25	8,405,000	8,934,515
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,450,000	3,445,687	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,693,465	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	47,090,000	46,484,806
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	22,580,000	22,755,326

Total Wireless Telecommunication Services				99,790,451

TOTAL COMMUNICATION SERVICES				650,915,727

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	335,000	299,406	(a)
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	315,000	322,088

Total Auto Components				621,494

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	$1,519,087	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,230,562	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,390,000	5,338,513
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,077,887
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,750,000	3,696,441
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	3,057,920
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,144,218
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,730,000	1,619,935
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,912,350
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,744,454
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,049,411
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,717,263
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,805,639
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	921,630
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,239,401

Total Automobiles				55,074,711

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	3,592,000	4,052,243

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	5,920,000	5,683,259	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	326,784
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	4,009,000	4,081,202
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,130,000	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	590,631
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,871,974
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	10,738,103
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,950,000	12,599,646
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,881,000	1,897,459	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	8,360,000	8,379,214	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	15,550,000	15,537,211	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,911,719	(a)

Total Hotels, Restaurants & Leisure				76,747,202

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	$5,536,788
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,321,312
Lennar Corp., Senior Notes	5.000%	6/15/27	820,000	802,575
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	7,710,000
Newell Brands Inc., Senior Notes	3.150%	4/1/21	8,400,000	8,270,221
Newell Brands Inc., Senior Notes	3.850%	4/1/23	3,320,000	3,252,750
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	6,768,794
Newell Brands Inc., Senior Notes	5.500%	4/1/46	4,780,000	4,563,401
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,722,225

Total Household Durables				42,948,066

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,668,661
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,679,614
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	11,332,559
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	8,200,699
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	454,701

Total Internet & Direct Marketing Retail				41,336,234

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,377,980

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,149,782	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,623,612	(a)

Total Textiles, Apparel & Luxury Goods				5,773,394

TOTAL CONSUMER DISCRETIONARY				227,931,324

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,451,937
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	19,690,000	19,486,267
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	37,240,000	36,220,455
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	22,020,000	22,352,536
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	18,900,000	18,264,971
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	15,307,440
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	19,410,000	19,169,466
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,415,064
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,684,862	(a)
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	638,466
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,300,453

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	$1,359,453
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	6,635,000	6,029,860
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,915,289
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	10,702,865	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,637,946	(a)

Total Beverages				192,937,330

Food & Staples Retailing - 0.2%
CVS Health Corp. Pass-Through Trust, Secured Trust	5.298%	1/11/27	295,662	303,093	(a)
CVS Health Corp. Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,549,120	3,738,224
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	9,501,459	10,146,057
CVS Health Corp. Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,245,806	2,510,055
Kroger Co. (The), Senior Notes	5.150%	8/1/43	780,000	778,454
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	12,000,000	11,406,297
Walmart, Inc., Senior Notes	3.700%	6/26/28	24,130,000	24,165,909

Total Food & Staples Retailing				53,048,089

Food Products - 0.4%
Danone SA, Senior Bonds	2.589%	11/2/23	20,650,000	19,447,260	(a)
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,190,541	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,015,506	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,014,440	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	9,799,983
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	190,000	188,980
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	3,730,000	3,704,855
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	690,000	692,690
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,016,000	4,950,188
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,963,000	4,537,861
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,830,000	4,784,556
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	440,000	421,553
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	3,855,291
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	13,460,000	11,933,006
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	90,000	88,313	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,364,863	(a)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,089,832	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,476,805	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	690,967	(a)

Total Food Products				105,247,490

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,511,000

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	$12,337,983
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,489,240
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	4,990,197
BAT Capital Corp., Senior Notes	3.557%	8/15/27	47,740,000	44,540,834	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	42,450,000	39,255,505	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	23,600,000	23,340,990
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,322,279
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,045,055
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,237,811
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,012,250
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,234,776
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,835,723
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,270,691

Total Tobacco				183,913,334

TOTAL CONSUMER STAPLES				542,657,243

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co., LLC, Senior Notes	3.200%	8/15/21	2,487,000	2,475,114
Ensco PLC, Senior Notes	8.000%	1/31/24	250,000	253,125
Halliburton Co., Senior Notes	3.800%	11/15/25	13,610,000	13,514,294
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,706,713
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,122,542
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	731,059	(a)

Total Energy Equipment & Services				31,802,847

Oil, Gas & Consumable Fuels - 4.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	7,954,256
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	30,757
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	16,597,306
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	300,000	318,800
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	12,895,000	14,755,016
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,728,270
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	15,977,246
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,488,579
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,102,469
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,081,504
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,670,044
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,502,843

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	21,110,000	$20,895,313
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	513,573
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,640,063
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	16,310,000	16,012,703
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,378,203
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	4,790,000	4,572,060
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	7,160,000	7,008,728
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	6,420,000	6,460,125
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,218,000	1,275,855	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,263
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	4,690,000	4,830,700
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,140,000	3,073,275
Chevron Corp., Senior Notes	2.954%	5/16/26	12,640,000	12,082,833
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	13,826,000	13,231,873
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	34,194,370
Concho Resources Inc., Senior Notes	4.375%	1/15/25	3,590,000	3,618,586
Concho Resources Inc., Senior Notes	4.300%	8/15/28	10,940,000	10,917,425
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,039,484
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,783
ConocoPhillips, Senior Notes	6.500%	2/1/39	90,000	117,053
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	866,337
Continental Resources Inc., Senior Notes	4.500%	4/15/23	845,000	860,706
Continental Resources Inc., Senior Notes	4.375%	1/15/28	4,780,000	4,753,242
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,653,739
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	12,459,371
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	10,554,439
Devon Energy Corp., Senior Notes	5.000%	6/15/45	23,090,000	22,827,715
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	4,420,000	4,524,975
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	27,330,407
Energy Transfer Partners LP, Senior Notes	4.950%	6/15/28	3,015,000	3,075,344
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500%	11/1/23	510,000	517,485
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,121,358
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	5,819,444
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	5,110,000	4,241,300	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	2,220,000	$1,709,400	(a)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,204,437
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	23,088,155
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,089,565	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	7,694,360	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	3,151,000	3,552,493
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	2,087,000	2,604,965
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,525,380
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	12,692,698
Kinder Morgan Inc., Medium-Term	7.800%	8/1/31	3,276,000	4,089,196
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	16,590,000	16,480,343
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	320,250	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,640,000	1,504,700	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,180,771
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,138,798
MPLX LP, Senior Notes	4.500%	4/15/38	11,300,000	10,684,004
MPLX LP, Senior Notes	4.700%	4/15/48	21,620,000	20,225,284
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,129
Noble Energy Inc., Senior Notes	3.850%	1/15/28	9,560,000	9,047,395
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,141,316
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,692,444
Noble Energy Inc., Senior Notes	4.950%	8/15/47	4,490,000	4,315,985
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	4,116,000	4,193,093
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,121,245
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,253,156
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,095,268
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	5,941,045
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,763,199
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	10,210,000	9,918,618

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	$3,233,906
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,340,989
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	86,673,075
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	7,822,951
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	14,810,436
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	22,100,900
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,599,690
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	14,468,265
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,276,754
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,193,985
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,556,050
QEP Resources Inc., Senior Notes	5.625%	3/1/26	140,000	134,400
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,472,400
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	8,017,900
Range Resources Corp., Senior Notes	4.875%	5/15/25	3,030,000	2,882,287
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,084,424
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	10,828,481	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,590,228	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,019,500
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,181,258
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,024,946
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	6,697,482
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,333,716

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	4.000%	5/10/46	20,780,000	$20,384,327
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	648,880
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	17,923,399	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,116,934
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	3,444,187
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	3,145,000	3,259,006	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,020,000	1,025,100
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	34,460,000	42,034,371
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	5,095,000	5,190,480	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,480,000	2,573,000
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	5,825,000	6,079,844
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,788,764
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,924,163
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,820,804
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,178,313
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,766,768
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,058,090
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	966,444
Williams Partners LP, Senior Notes	5.250%	3/15/20	4,750,000	4,876,501
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	281,138
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,641,600

Total Oil, Gas & Consumable Fuels				973,296,048

TOTAL ENERGY				1,005,098,895

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 10.3%
Banks - 7.7%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	$4,853,508	(a)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,246,879	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	10/15/18	12,050,000	10,137,063	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,410,806
Banco Santander SA, Senior Notes	4.379%	4/12/28	32,000,000	30,409,157
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.457%	4/12/23	6,200,000	6,216,126	(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	7,780,000	8,159,275	(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	4,090,000	4,314,950	(b)(c)
Bank of America Corp., Senior Notes	2.600%	1/15/19	1,176,000	1,175,863
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	28,574,852
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	233,839
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,039,193
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,639,042
Bank of America Corp., Senior Notes	5.000%	1/21/44	37,300,000	39,822,399
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	38,813,020	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	25,541,574	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	20,751,743	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	$6,900,802	(c)
Bank of America Corp., Senior Notes (3.970% to 3/15/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	80,750,000	78,880,388	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,156,829
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,247,019
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,058,464
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	11,874,489
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,536,530	(c)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	4,902,212	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	10,753,188	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	45,751,998	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	9,680,156	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year Swap Rate + 1.483%)	4.375%	3/1/33	10,910,000	10,395,703	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,360,372	(a)
CIT Group Inc., Senior Notes	4.750%	2/16/24	8,610,000	8,641,857
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	5,858,925
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 them 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	6,200,000	6,099,250	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.900% to 2/15/23 then 3 mo. USD LIBOR + 4.230%)	5.900%	2/15/23	2,140,000	2,193,500	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,191,994	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	28,020,000	$28,300,200	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	8,170,000	8,353,825	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,177,765
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	25,135,008
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	61,280,159	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	15,997,519	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	710,579
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	19,109,633
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	26,949,296
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,356,606
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,420,000	36,038,789
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,963,356
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	152,000
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,473,563
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,877,329
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,036,590
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,246,591	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	16,490,000	15,267,035	(a)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	8/4/45	8,420,000	8,876,315
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	11,522,000	12,204,679	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	8,520,000	8,437,202
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	10,434,000	10,635,544	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	24,454,662

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	32,450,000	$32,181,296
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	17,708,017	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	8,480,000	8,468,894	(a)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	11,180,000	10,395,048	(a)(c)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,432,756
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	21,490,000	21,436,275	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	10,440,000	10,377,778	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	21,390,000	20,668,087	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	26,567,396
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,744,048
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	18,710,583
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	47,616,228	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,236,010
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,439,955
ING Bank NV, Senior Notes	2.500%	10/1/19	6,050,000	6,016,823	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	14,586,811	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	9,160,000	8,518,985	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	7,160,000	6,635,073	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	40,634,000	34,739,690	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	5,925,000	5,014,552	(a)
Intesa Sanpaolo SpA, Senior Notes	4.375%	1/12/48	17,902,000	13,614,799	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	36,780,000	$33,229,927	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,320,000	12,134,579	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	9,821,468
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	10,999,883
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,826,016
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,777,167
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,838
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	28,287,958	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	14,740,000	14,713,748	(c)
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	4,220,000	4,145,707
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,167,004
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	19,886,899
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,037,341
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,670,000	18,571,448
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,090,992
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	104,833	(a)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	18,830,000	18,403,145
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	197,557
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	3,000,000	2,753,219	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,097,802

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	$7,087,789
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	14,640,000	14,979,050	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,763,616
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	11,922,393
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	9,982,112	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,426,789	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,519,026
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,493,883
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,700,307
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,227,821
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,690,887	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	6,130,000	6,054,600
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	2,130,000	2,086,785	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	19,190,000	19,940,353	(a)
Sumitomo Mitsui Financial Group, Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,272,066
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,024,032
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	14,710,871
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	3,623,081	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	32,042,176	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	4,854,043	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	26,840,000	26,623,496	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	11,928,639

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/29/18	38,301,000	$37,985,017	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	3,480,000	3,664,927	(b)(c)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,350,745
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,412,697
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	19,440,000	18,672,771	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,745,251
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,846,374
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	36,218,299
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	8,763,614
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,036,802
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	19,949,662
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	16,657,011
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,898,639
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	20,515,000	20,483,708
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	6,032,900
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,506,731
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	11,834,233

Total Banks				1,895,246,041

Capital Markets - 1.6%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,195,034
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	12,660,000	11,927,338	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	6,773,009
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	24,535,141
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 10/9/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/9/18	413,000	345,888	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	26,558,732
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,126,386
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,572,211
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,120,531
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,382,747
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,694,612

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	$10,101,174
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	35,622,147
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	20,420,492
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	33,756,246	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,488,158	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	73,315,000	70,018,678	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	14,240,000	14,058,853	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	23,961,487
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	10,411,359
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,841,000	19,270,722
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,445,694	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/5/18	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes (3 mo. USD LIBOR + 0.780%)	3.589%	8/19/65	190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000	1,774,941
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	43,070,000	41,390,677	(c)

Total Capital Markets				392,952,257

Consumer Finance - 0.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	2,891,304
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000	4,487,963
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000	12,081,405
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	63,300

Total Consumer Finance				19,523,972

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,584,991
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,631,809
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,214,571
Ahold Lease USA Inc. Pass-Through-Trust, 2001, A-2	8.620%	1/2/25	6,003,498	6,871,265
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,002,769
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,160,000	3,088,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	3,200,000		$3,140,000	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000		4,875,279
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		16,779,294
ILFC E-Capital Trust II, Senior Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	5.030%	12/21/65	2,870,000		2,611,700	(a)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,099,736
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,747,975
Magnolia Finance X Ltd., 2015-3GNA, A1 (3 mo. GBP LIBOR + 2.483%)	3.242%	3/12/20	43,729,639	GBP	55,572,282	(a)(c)(e)(f)
Magnolia Finance X Ltd., 2015-3GNA, A2 (3 mo. GBP LIBOR + 3.750%)	4.509%	3/12/20	14,382,838	GBP	18,277,927	(a)(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,510,000		2,541,375	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	3,960,000		4,068,900	(a)

Total Diversified Financial Services					150,108,773

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,644		408,395	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.396%	2/12/23	1,435,709		1,455,450	(a)(c)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	446,000		449,345	(c)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000		12,134,792
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000		2,408,621
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000		4,026,639
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000		5,273,583
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000		10,947,000	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000		5,836,312
MetLife Inc., Senior Notes	4.750%	2/8/21	4,857,000		5,012,008
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	6,742,000		6,734,528	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000		309,591
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	3,726,000		3,688,708	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000		8,256,757	(a)

Total Insurance					66,941,729

TOTAL FINANCIALS					2,524,772,772

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.1%
Biotechnology - 0.4%
AbbVie Inc., Subordinated Notes	3.600%	5/14/25	9,430,000	$9,140,283
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,267,230
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,480,370
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,920,317
Celgene Corp., Senior Notes	2.250%	8/15/21	10,330,000	9,990,968
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,640,220
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,171,984
Celgene Corp., Senior Notes	3.875%	8/15/25	9,250,000	9,126,102
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	3,771,224
Celgene Corp., Senior Notes	5.000%	8/15/45	14,520,000	14,482,449
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,475,558
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	400,898
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,916,448
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,533,399
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	6,369,208
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	7,660,000	7,274,819

Total Biotechnology				82,961,477

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	11,610,000	11,597,626
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,109,301
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	11,066,419
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	18,160,000	17,568,275
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	3,846,361
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,880,000	2,850,308
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,003,576
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	26,669,453

Total Health Care Equipment & Supplies				81,711,319

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	$2,503,514
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,145,495
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,201,239
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,070,292
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,020,131
Anthem Inc., Senior Notes	3.650%	12/1/27	12,660,000	12,049,986
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,808,685
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	5,440,000	5,209,294
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	7,100,000	6,715,698
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,274,895
Centene Corp., Senior Notes	5.625%	2/15/21	2,660,000	2,713,200
Centene Corp., Senior Notes	4.750%	5/15/22	5,032,000	5,113,770
Centene Corp., Senior Notes	6.125%	2/15/24	7,362,000	7,748,505
Centene Corp., Senior Notes	4.750%	1/15/25	3,970,000	3,970,000
Centene Corp., Senior Notes	5.375%	6/1/26	5,030,000	5,162,541	(a)
CVS Health Corp., Senior Notes	3.350%	3/9/21	8,290,000	8,277,763
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,871,297
CVS Health Corp., Senior Notes	3.700%	3/9/23	26,650,000	26,537,408
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	13,233,166
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,388,734
CVS Health Corp., Senior Notes	4.300%	3/25/28	80,230,000	79,754,471
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	12,804,384
CVS Health Corp., Senior Notes	5.050%	3/25/48	9,550,000	9,805,611
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,426,795	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	803,709	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	$2,133,500	(a)
Halfmoon Parent Inc., Senior Secured Notes	3.400%	9/17/21	9,330,000	9,299,308	(a)
Halfmoon Parent Inc., Senior Secured Notes	3.750%	7/15/23	24,540,000	24,491,495	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	8,050,000	8,039,343	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	19,000,000	18,982,827	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,410,000
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	809,955
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	811,568
HCA Inc., Senior Notes	5.625%	9/1/28	140,000	141,050
HCA Inc., Senior Secured Notes	5.875%	3/15/22	4,150,000	4,409,375
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	339,075
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,052,500
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,746,625
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	6,016,200
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,419,813
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,211,973
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,438,298
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,580,592
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	614,323
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	10,300,000	10,067,222
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,532,730
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,329,358
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,042,633
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,021,657
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	11,944,411

Total Health Care Providers & Services				409,496,414

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	$7,187,336
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	9,943,584
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	2,770,000	2,702,103
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	14,252,000	13,907,829
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	8,362,000	8,539,692	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	3,069,000	3,069,000	(a)
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	5,010,000	4,840,913	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	4,330,000	4,237,988	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,221,000	4,973,003	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,130,000	2,300,400	(a)
Bausch Health Cos. Inc., Senior Notes	9.250%	4/1/26	3,020,000	3,265,375	(a)
Bausch Health Cos. Inc., Senior Notes	8.500%	1/31/27	1,830,000	1,926,075	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	7,900,000	8,366,100	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	6,100,000	5,882,115
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,072,884
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	28,681,354
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,437,093
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,903
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	3,190,000	3,092,108
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,013,000	2,800,575
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	5,973,000	5,789,706
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	4,849,000	4,771,078
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	30,377,000	28,564,338
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,667,000	1,485,995
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	6,190,814

Total Pharmaceuticals				179,034,361

TOTAL HEALTH CARE				753,203,571

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	$8,493,423
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,260,709
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,247,107
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	12,981,863
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,530,100
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,100,830
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	28,001,532
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,529,706
United Technologies Corp., Senior Notes	3.950%	8/16/25	13,150,000	13,107,288
United Technologies Corp., Senior Notes	4.125%	11/16/28	16,710,000	16,629,922
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	5,317,124

Total Aerospace & Defense				113,199,604

Air Freight & Logistics - 0.0%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	5,090,000	4,911,106
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	3,680,000	3,524,278

Total Air Freight & Logistics				8,435,384

Airlines - 0.1%
Air 2 US	8.027%	10/1/19	527,773	537,999	(a)
Continental Airlines, 2007-1, Class A Pass-Through Trust	5.983%	4/19/22	8,212,864	8,689,046
Continental Airlines 2001-1 Class A-1 Pass-Through Trust	6.703%	6/15/21	23,679	25,337
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	6,381,901	6,993,925	(f)
Northwest Airlines 1999-2 Class A Pass-Through Trust	7.575%	3/1/19	638,733	646,717

Total Airlines				16,893,024

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	7,791,152
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,317,596
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	1,129,360
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,065,100
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,505,000	2,564,494
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,151,800
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	630,000	624,488
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,088,220
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,432,881
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,390,705
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,587,390

Total Commercial Services & Supplies				38,143,186

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.0%
Berry Global Inc., Secured Notes	4.500%	2/15/26	1,620,000	$1,543,050	(a)

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,396,161
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	24,475,064
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,265,692

Total Electrical Equipment				32,136,917

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.500%	1/8/20	1,640,000	1,687,691
General Electric Co., Senior Notes	4.375%	9/16/20	4,836,000	4,942,004
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	423,538
General Electric Co., Senior Notes	5.875%	1/14/38	10,903,000	12,192,224
General Electric Co., Senior Notes	6.875%	1/10/39	32,494,000	40,658,087
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	8,186,313
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,567,736

Total Industrial Conglomerates				72,657,593

Machinery - 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	3,235,000	3,226,912	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	5,380,000	5,090,825	(a)
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,255,058
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,455,057

Total Machinery				16,027,852

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,230,000	8,242,702
Union Pacific Corp., Senior Notes	3.950%	9/10/28	26,460,000	26,629,448
Union Pacific Corp., Senior Notes	4.500%	9/10/48	20,060,000	20,543,065

Total Road & Rail				55,415,215

Trading Companies & Distributors - 0.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	2,928,030	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	3,790,000	3,505,750	(a)

Total Trading Companies & Distributors				6,433,780

Transportation Infrastructure - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	24,030,000	23,852,082	(a)

TOTAL INDUSTRIALS				384,737,687

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	$3,589,800	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,075,086
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,427,994

Total Communications Equipment				13,092,880

IT Services - 0.3%
First Data Corp., Senior Notes	7.000%	12/1/23	1,191,000	1,243,106	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	21,169,000	21,380,690	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	25,360,438
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	17,070,769

Total IT Services				65,055,003

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	9,800,000	9,117,593
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	520,000	490,403
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,080,690
Intel Corp., Senior Notes	3.734%	12/8/47	3,104,000	2,900,057

Total Semiconductors & Semiconductor Equipment				16,588,743

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	17,805,419
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	14,513,044
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	18,879,698
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,148,359
Microsoft Corp., Senior Notes	2.400%	8/8/26	69,200,000	63,873,592
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	39,717,437
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	735,591
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	4,688,157
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	3,767,641
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,294,804
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,454,343

Total Software				182,878,085

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,151,429
Apple Inc., Senior Notes	1.550%	8/4/21	5,190,000	4,980,583
Apple Inc., Senior Notes	2.450%	8/4/26	30,530,000	28,184,092
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	36,680,000	36,778,684	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,095,872	(a)

Total Technology Hardware, Storage & Peripherals				119,190,660

TOTAL INFORMATION TECHNOLOGY				396,805,371

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.3%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,162,000	$2,228,190
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	12,744,454	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	1,311,000	1,317,661
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,507,523
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	2,905,328
Nutrien Ltd., Senior Notes	4.875%	3/30/20	330,000	336,782
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,129,012	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	22,899,251	(a)

Total Chemicals				55,068,201

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	922,375	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	4,500,000	4,466,250	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	2,790,000	2,737,687
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,789,865	1,812,239
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,170,537	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,856,068
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,254,920

Total Containers & Packaging				20,220,076

Metals & Mining - 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	12,985,000	13,796,563	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	435,000	448,050	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,453,435	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,240,411	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,552,454	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,115,083	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	3,010,000	3,230,700
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,490,000	4,068,484
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,661,472

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	$9,172,899
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	9,214,310
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	967,712
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,488,843
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	31,572,581	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	6,825,000	6,799,406
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	572,300
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,091,000	2,237,370
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	38,768
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	126,750
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,172,000	3,817,380
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,214,337	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	1,984,950	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	29,060,000	27,900,332	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	4,620,000	4,619,214	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	17,390,000	16,351,500	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	25,157,246
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	13,714,000	15,993,267
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,756,537

Total Metals & Mining				237,552,354

TOTAL MATERIALS				312,840,631

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	634,000	$562,675
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	1,610,000	1,656,288
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	400,000	368,040
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,635,991	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	608,967	(a)

TOTAL REAL ESTATE				26,831,961

UTILITIES - 0.7%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	189,387
Duke Energy Carolinas LLC	5.300%	2/15/40	3,000,000	3,418,616
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	392,538
Exelon Corp., Senior Bonds	5.625%	6/15/35	5,126,000	5,749,002
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,805,643
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	15,399,802
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	54,686,000	70,744,321
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	9,344,000	9,542,017
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	8,470,000	7,758,531
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	21,485,000	24,484,013
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	11,847,565
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,302,975
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,756,881

Total Electric Utilities				179,391,291

Multi-Utilities - 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,547,013

TOTAL UTILITIES				183,938,304

TOTAL CORPORATE BONDS & NOTES (Cost - $7,066,980,610)				7,009,733,486

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 23.0%
FHLMC - 3.6%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/18-9/1/39	2,992,355	$3,323,291
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/19-11/1/36	37,873	40,092
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	4,169,672	4,516,000
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	6/1/23-10/1/48	22,563,947	23,859,981
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	7/1/23- 9/1/47	50,232,468	52,050,546
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/48	277,280,929	280,789,899
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	2,633,573	2,559,323
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32-3/1/39	848,017	956,807
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	74,552,185	73,999,511
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	2/1/38-9/1/48	74,255,830	71,296,728
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/48	75,500,000	76,245,896	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/1/48	211,325,000	202,208,678	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	10/1/48	30,100,000	31,070,019	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	10/1/48	28,100,000	29,507,196	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/25/48	44,000,000	42,026,875	(e)

Total FHLMC				894,450,842

FNMA - 11.8%
Federal National Mortgage Association (FNMA)	2.680%	4/1/19	19,376,996	19,351,291
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	12	12
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	298,645,998	310,402,262

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	28,097,679	$30,954,305
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,037,580
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	20,442,695
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	12,336,033	11,764,377
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	13,401,706	14,957,812
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	4,234,342	4,748,111
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	2,668	3,043
Federal National Mortgage Association (FNMA)	5.000%	8/1/31-5/1/48	111,192,199	117,884,039
Federal National Mortgage Association (FNMA)	3.000%	4/1/33-9/1/48	167,411,711	160,590,346
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	315,138,926	310,458,823
Federal National Mortgage Association (FNMA)	3.000%	10/1/33-10/1/48	450,000	442,912	(i)
Federal National Mortgage Association (FNMA)	3.500%	10/1/33	240,500,000	241,730,691	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.969%)	3.720%	11/1/35	37,955	38,886	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	38,610,054	41,799,676
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	504,580,131	512,868,717
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	168,250,000	169,906,206	(i)
Federal National Mortgage Association (FNMA)	4.500%	10/1/48	643,900,000	664,302,390	(i)
Federal National Mortgage Association (FNMA)	5.000%	10/1/48	235,900,000	247,659,485	(i)
Federal National Mortgage Association (FNMA)	3.000%	10/25/48	3,200,000	3,056,500	(e)

Total FNMA				2,886,400,159

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - 7.6%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	30,913	$32,690
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	79,348	85,184
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	3,089,275	3,432,634
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	7,662,521	8,335,237
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	10,973	11,169
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	6,561,167	7,124,834
Government National Mortgage Association (GNMA)	4.000%	4/15/47-4/15/48	29,030,715	29,766,229
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-9/20/48	219,119,639	229,642,784
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,836,327	2,096,042
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	4,768,534	5,177,967
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/48	92,060,954	95,765,825
Government National Mortgage Association (GNMA) II	3.500%	10/20/45-11/20/47	54,642,763	54,436,130
Government National Mortgage Association (GNMA) II	4.000%	8/20/47	88,346,252	90,302,309
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	125,104,391	121,295,846
Government National Mortgage Association (GNMA) II	3.000%	10/1/48	112,300,000	108,764,305	(i)
Government National Mortgage Association (GNMA) II	4.500%	10/20/48	563,380,000	582,287,399	(i)
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-11/1/48	214,100,000	223,582,511	(i)
Government National Mortgage Association (GNMA) II	3.500%	10/20/48	23,200,000	23,070,406	(i)
Government National Mortgage Association (GNMA) II	4.000%	10/20/48	277,600,000	282,338,724	(i)

Total GNMA				1,867,548,225

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,724,464,603)				5,648,399,226

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.0%
U.S. Government Agencies - 0.6%
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	2,585,000	$3,294,650
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	59,387,139
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	83,870,000	81,570,767
Financing Corp., (FICO), Bonds, STRIPS	0.000%	11/2/18	13,770,000	13,745,113

Total U.S. Government Agencies				157,997,669

U.S. Government Obligations - 18.4%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,468,210
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	8,816,085
U.S. Treasury Bonds	0.000%	11/15/24	6,080,000	5,075,455
U.S. Treasury Bonds	3.750%	11/15/43	409,880,000	448,898,654
U.S. Treasury Bonds	2.500%	2/15/45	347,860,000	304,744,384
U.S. Treasury Bonds	3.000%	5/15/45	622,540,000	600,848,372
U.S. Treasury Bonds	2.875%	8/15/45	539,930,000	508,536,024
U.S. Treasury Bonds	3.000%	5/15/47	182,636,000	175,940,535
U.S. Treasury Bonds	2.750%	8/15/47	127,085,000	116,414,328
U.S. Treasury Bonds	2.750%	11/15/47	206,740,000	189,300,350
U.S. Treasury Bonds	3.000%	2/15/48	2,590,000	2,493,128
U.S. Treasury Bonds	3.000%	8/15/48	674,989,000	649,729,643
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,135,309
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	42,217,461
U.S. Treasury Notes	1.875%	4/30/22	71,400,000	68,901,000
U.S. Treasury Notes	1.375%	8/31/23	68,730,000	63,800,801
U.S. Treasury Notes	2.750%	8/31/23	350,024,000	346,995,473
U.S. Treasury Notes	2.000%	5/31/24	147,285,000	139,828,697
U.S. Treasury Notes	2.000%	6/30/24	91,590,000	86,874,546
U.S. Treasury Notes	2.125%	11/30/24	68,830,000	65,479,915
U.S. Treasury Notes	2.875%	4/30/25	63,290,000	62,800,491
U.S. Treasury Notes	2.750%	6/30/25	122,566,000	120,617,392
U.S. Treasury Notes	3.000%	9/30/25	196,210,000	196,010,725
U.S. Treasury Notes	2.250%	11/15/25	21,730,000	20,659,203
U.S. Treasury Notes	2.750%	2/15/28	6,000	5,851
U.S. Treasury Notes	2.875%	8/15/28	30,310,000	29,847,654
U.S. Treasury Notes	3.125%	5/15/48	153,020,000	151,017,589
U.S. Treasury Notes	1.875%	12/15/20	94,230,000	92,299,389

Total U.S. Government Obligations				4,515,756,664

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,798,817,299)				4,673,754,333

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 11.8%
Alternative Loan Trust, 2006-18CB, A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	19.737%	7/25/36	8,473,926	11,426,967	(c)
Alternative Loan Trust, 2006-23CB, 2A6 (-4.000 x 1 mo. USD LIBOR + 28.400%)	19.537%	8/25/36	3,241,470	3,730,456	(c)
Alternative Loan Trust, 2006-43CB, 1A10	6.000%	2/25/37	6,019,079	5,140,858
Alternative Loan Trust, 2006-43CB, 3A3 (-1.000 x 1 mo. USD LIBOR + 6.630%)	4.414%	2/25/37	16,543,003	3,506,247	(c)
Alternative Loan Trust, 2006-6CB, 1A4	5.500%	5/25/36	6,164,498	5,755,463
Banc of America Alternative Loan Trust, 2004-11, 2CB1	6.000%	12/25/34	6,572,316	6,466,706
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.731%	4/10/49	795,316	488,707	(c)
Banc of America Funding Trust, 2015-R2, 10A1 (1 mo. USD LIBOR + 0.190%)	2.406%	6/29/37	13,826,319	13,834,672	(a)(c)
Banc of America Funding Trust, 2015-R2, 3A1 (1 mo. USD LIBOR + 0.260%)	2.476%	4/29/37	11,601,396	11,597,169	(a)(c)
Banc of America Funding Trust, 2015-R2, 3A2 (1 mo. USD LIBOR + 0.260%)	2.476%	4/29/37	25,428,000	24,845,361	(a)(c)
BBCCRE Trust, 2015-GTP, E	4.715%	8/10/33	33,260,000	29,567,934	(a)(c)
BBCMS Trust, 2018-CBM (1 mo. LIBOR + 2.391%)	4.550%	7/15/37	16,390,000	16,536,137	(a)(c)
BCAP LLC Trust, 2010-RR9, 6A2	6.000%	10/26/35	14,109,123	12,442,159	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6, A1	5.750%	11/25/34	3,480,148	3,458,321
Bear Stearns Asset Backed Securities I Trust, 2006-AC4, A2 (-4.33% x 1 mo. USD LIBOR + 33.583%)	24.636%	7/25/36	3,449,429	4,904,392	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Bear Stearns Mortgage Funding Trust, 2007-AR2, A1 (1 mo. USD LIBOR + 0.170%)	2.386%	3/25/37	20,372,138	$18,762,154	(c)
BHMS Mortgage Trust, 2018-MZB	8.795%	7/15/20	93,060,000	93,866,030	(a)(c)
BX Trust, 2017-IMC, F (1 mo. USD LIBOR + 4.250%)	6.408%	10/15/32	37,710,000	37,944,028	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A, A1 (1 mo. USD LIBOR + 0.200%)	2.416%	10/25/36	461,401	440,707	(a)(c)
CHT Mortgage Trust, 2017-CSMO, A (1 mo. LIBOR + 0.930%)	3.088%	11/15/36	25,085,000	25,187,322	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25, AS	4.017%	10/10/47	2,800,000	2,833,703
Citigroup Commercial Mortgage Trust, 2017-P7, B	4.137%	4/14/50	9,194,000	9,170,047	(c)
Citigroup Mortgage Loan Trust, 2006-AR9, 1A4 (1 mo. USD LIBOR + 0.240%)	2.456%	11/25/36	2,196,979	2,203,597	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.003%	8/25/35	73,377	64,044	(c)
COBALT CMBS Commercial Mortgage Trust, 2007-C2, AJFL (1 mo. LIBOR + 0.270%)	2.438%	4/15/47	3,263,258	3,229,301	(a)(c)
Cold Storage Trust, 2017-ICE3, A (1 mo. LIBOR + 1.000%)	3.158%	4/15/36	20,980,000	21,062,273	(a)(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR21, A3	3.528%	12/10/47	590,000	588,149
Commercial Mortgage Pass-Through Certificates, 2015-DC1, C	4.496%	2/10/48	3,070,000	2,965,575	(c)
Commercial Mortgage Trust, 2013-CR12, AM	4.300%	10/10/46	1,723,000	1,766,222
Commercial Mortgage Trust, 2013-CR12, B	4.762%	10/10/46	1,470,000	1,507,444	(c)
Commercial Mortgage Trust, 2013-CR12, C	5.252%	10/10/46	730,000	730,442	(c)
Commercial Mortgage Trust, 2014-CR19, B	4.703%	8/10/47	8,410,000	8,570,392	(c)
Commercial Mortgage Trust, 2014-CR21, C	4.562%	12/10/47	11,948,000	11,577,147	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Commercial Mortgage Trust, 2015-DC1, B	4.035%	2/10/48	10,670,000	$10,587,479	(c)
Countrywide Alternative Loan Trust, 2006-OA9, 2A1B (1 mo. USD LIBOR + 0.200%)	2.365%	7/20/46	484,653	380,322	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3, AJ	6.600%	6/15/38	1,546,016	828,782	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	7,743,836	5,683,976
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,794,811	4,656,355	(c)
CSAIL Commercial Mortgage Trust, 2015-C4, F	3.500%	11/15/48	2,377,000	1,672,017	(a)(c)
CSMC Trust, 2014-USA, A2	3.953%	9/15/37	12,520,000	12,499,922	(a)
CSMC Trust, 2014-USA, D	4.373%	9/15/37	10,950,000	10,415,366	(a)
CSMC Trust, 2014-USA, E	4.373%	9/15/37	4,290,000	3,858,460	(a)
CSMC Trust, 2015-2R, 7A1	3.652%	8/27/36	23,397,295	23,957,127	(a)(c)
CSMC Trust, 2015-4R, 3A3 (1 mo. USD LIBOR + 0.310%)	2.375%	10/27/36	48,456,954	27,615,104	(a)(c)
CSMC Trust, 2015-GLPA, A	3.881%	11/15/37	4,004,378	4,043,318	(a)
CSMC Trust, 2017-CHOP, G (1 mo. USD LIBOR + 5.620%)	7.778%	7/15/32	23,400,000	23,350,626	(a)(c)
CSMC Trust, 2017-TIME, A	3.646%	11/13/39	21,200,000	20,565,738	(a)
CSMC Trust, 2018- PLUM, A (1 mo. USD LIBOR + 3.231%)	5.364%	8/15/20	74,725,000	74,820,200	(a)(c)(e)(f)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	217,425,556	212,552,832	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K007, X1, IO	1.204%	4/25/20	61,324,944	764,648	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K015, X1, IO	1.747%	7/25/21	19,671,427	728,333	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K016, X1, IO	1.668%	10/25/21	7,948,070	295,892	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	8,664,506	9,462,824

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 202957, ZA	5.000%	3/15/35	13,546,229	$14,234,313
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203242, SC, IO (-1.000 x 1 mo. LIBOR + 6.290%)	4.132%	11/15/36	1,490,498	185,858	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203368, AI, IO (-1.000 x 1 mo. LIBOR + 6.030%)	3.872%	9/15/37	2,186,432	252,128	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203621, SB, IO (-1.000 x 1 mo. LIBOR + 6.230%)	4.072%	1/15/40	3,335,189	414,725	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203639, EY	5.000%	2/15/30	6,013,013	6,193,070
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203973, SA, IO (-1.000 x 1 mo. LIBOR + 6.490%)	4.332%	12/15/41	6,127,995	1,054,436	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204054, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.892%	8/15/39	3,798,443	401,266	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204099, ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.842%	8/15/42	2,000,269	323,732	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204119, IN, IO	3.500%	10/15/32	5,259,893	742,353
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204174, SA, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.042%	5/15/39	3,749,106	318,359	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204239, IO, IO	3.500%	6/15/27	4,461,314	415,448
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204298, PI, IO	4.000%	4/15/43	2,775,555	394,180
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204415, IO	1.552%	4/15/41	9,655,472	457,781	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204793, CB	3.000%	5/15/48	54,037,156	51,923,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204793, CD	3.000%	6/15/48	40,244,100	38,449,084
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281, AI, IO (-1.000 x 1 mo. LIBOR + 6.430%)	4.272%	2/15/37	8,202,222	1,136,545	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422, AI, IO	0.250%	1/15/38	999,602	$7,771
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768, MB	4.000%	12/15/39	19,266,297	19,575,294
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.792%	10/15/41	9,719,204	1,355,077	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146, DI, IO	3.000%	12/15/31	3,831,776	363,189
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.092%	9/15/42	3,704,640	488,644	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	60,077,528	57,373,727
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20283, IO, IO	3.500%	10/15/27	1,086,860	100,309
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20334, S7, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	8/15/44	12,008,498	2,021,924	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20353, S1, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.842%	12/15/46	26,491,803	4,369,925	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.581%	2/15/38	1,598,118	85,615	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1, M2 (1 mo. USD LIBOR + 1.800%)	4.016%	7/25/30	55,580,000	55,384,192	(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03, 1M1 (1 mo. USD LIBOR + 3.000%)	5.216%	7/25/24	75,027,723	80,506,532	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01, 2M2 (1 mo. USD LIBOR + 4.550%)	6.766%	2/25/25	5,461,000	5,913,773	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03, 1M2 (1 mo. USD LIBOR + 5.000%)	7.216%	7/25/25	29,264,478	33,414,503	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03, 1M1 (1 mo. USD LIBOR + 0.950%)	3.166%	10/25/29	29,673,352	$29,867,840	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05, 1B1 (1 mo. USD LIBOR + 4.250%)	6.466%	1/25/31	19,130,000	20,000,281	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88, IP, IO	1.289%	10/25/35	3,731,248	280,728
Federal National Mortgage Association (FNMA) REMIC, 2006-118, IP1, IO	0.000%	12/25/36	7,329,425	551,794
Federal National Mortgage Association (FNMA) REMIC, 2006-118, IP2, IO	0.000%	12/25/36	7,307,191	551,619
Federal National Mortgage Association (FNMA) REMIC, 2006-28, IP, IO	1.380%	4/25/36	2,350,076	131,893
Federal National Mortgage Association (FNMA) REMIC, 2006-59, IP, IO	0.000%	7/25/36	4,536,363	398,658
Federal National Mortgage Association (FNMA) REMIC, 2010-123, PM	4.000%	7/25/40	19,331,985	19,625,767
Federal National Mortgage Association (FNMA) REMIC, 2010-27, AS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.264%	4/25/40	2,693,497	421,829	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59, NZ	5.500%	7/25/41	1,232,226	1,327,722
Federal National Mortgage Association (FNMA) REMIC, 2011-99, KS, IO (-1.000 x 1 mo. LIBOR + 6.700%)	4.484%	10/25/26	1,431,998	118,668	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101, BI, IO	4.000%	9/25/27	2,818,528	250,332

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-133,CS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	12/25/42	4,568,010	$708,999	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134,MS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	12/25/42	3,613,341	570,300	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134,SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	12/25/42	11,512,153	1,743,154	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28, B	6.500%	6/25/39	1,882,311	1,999,369
Federal National Mortgage Association (FNMA) REMIC, 2012-35, SC, IO (-1.000% x 1 mo. LIBOR + 6.500%)	4.284%	4/25/42	3,331,574	541,357	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46, BA	6.000%	5/25/42	5,032,155	5,465,865
Federal National Mortgage Association (FNMA) REMIC, 2012-51, B	7.000%	5/25/42	7,569,554	8,660,569
Federal National Mortgage Association (FNMA) REMIC, 2012-70, YS, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.434%	2/25/41	1,578,497	176,272	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-74, OA, PO	0.000%	3/25/42	502,109	449,147
Federal National Mortgage Association (FNMA) REMIC, 2012-74, SA, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.434%	3/25/42	5,691,940	645,758	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.384%	7/25/42	786,089	127,816	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-75, AO, PO	0.000%	3/25/42	300,442	$261,517
Federal National Mortgage Association (FNMA) REMIC, 2012-93, UI, IO	3.000%	9/25/27	1,805,684	151,070
Federal National Mortgage Association (FNMA) REMIC, 2013-124, SB, IO (-1.000 x 1 mo. LIBOR + 5.950%)	3.734%	12/25/43	17,865,262	2,900,202	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14, IG, IO	4.000%	3/25/43	8,957,247	1,797,080
Federal National Mortgage Association (FNMA) REMIC, 2013-26, HI, IO	3.000%	4/25/32	5,431,306	415,902
Federal National Mortgage Association (FNMA) REMIC, 2013-29, QI, IO	4.000%	4/25/43	8,770,007	1,794,796
Federal National Mortgage Association (FNMA) REMIC, 2013-54, BS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	6/25/43	8,858,389	1,490,099	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9, BC	6.500%	7/25/42	6,733,855	7,520,870
Federal National Mortgage Association (FNMA) REMIC, 2013-9, CB	5.500%	4/25/42	18,664,257	20,079,232
Federal National Mortgage Association (FNMA) REMIC, 2013-9, SA, IO (-1.000 x 1 mo. LIBOR+ 6.150%)	3.934%	3/25/42	6,191,926	661,605	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.560%	8/25/44	8,635,190	435,255	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55, IO, IO	1.350%	8/25/55	17,112,898	752,018	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2015-56, AS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	8/25/45	3,878,881	$705,856	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23, ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.784%	11/25/45	22,765,638	3,716,174	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60, QS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.884%	9/25/46	25,220,916	3,216,154	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61, BS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.884%	9/25/46	11,540,998	1,428,413	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.884%	10/25/57	46,613,382	7,660,243	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85, SC, IO (-1.000 x 1 mo. LIBOR + 6.200%)	3.984%	11/25/47	15,761,104	2,245,785	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20384, 14, IO	5.500%	1/25/40	715,748	160,307
Federal National Mortgage Association (FNMA) STRIPS, 20390, C3, IO	6.000%	7/25/38	1,385,895	293,625
Federal National Mortgage Association (FNMA) STRIPS, 20407, 22, IO	5.000%	1/25/39	608,320	131,360
Federal National Mortgage Association (FNMA) STRIPS, 20407, 23, IO	5.000%	1/25/39	323,710	78,211	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 27, IO	5.500%	1/25/39	278,624	54,441	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 34, IO	5.000%	1/25/38	392,087	79,630

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 41, IO	6.000%	1/25/38	1,699,437	$396,465
Federal National Mortgage Association (FNMA) STRIPS, 20409, C1, IO	3.000%	11/25/26	5,588,416	426,328
Federal National Mortgage Association (FNMA) STRIPS, 20409, C13, IO	3.500%	11/25/41	6,088,363	1,200,492
Federal National Mortgage Association (FNMA) STRIPS, 20409, C18, IO	4.000%	4/25/42	4,231,732	846,903
Federal National Mortgage Association (FNMA) STRIPS, 20409, C2, IO	3.000%	4/25/27	277,027	23,298
Federal National Mortgage Association (FNMA) STRIPS, 20409, C22, IO	4.500%	11/25/39	1,814,023	414,236
First Horizon Alternative Mortgage Securities Trust, 2007-FA3, A1 (1 mo. USD LIBOR + 0.330%)	2.546%	6/25/37	11,279,021	6,737,469	(c)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	90,516,294	88,153,637	(a)(c)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	187,963,869	1,119,644	(a)
GAHR Commercial Mortgage Trust, 2015-NRF, BFX	3.495%	12/15/34	2,690,000	2,687,353	(a)(c)
GE Business Loan Trust, 2007-1A, A (1 mo. LIBOR + 0.170%)	2.328%	4/16/35	4,033,628	3,958,713	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1, AJ	5.677%	12/10/49	34,897,000	11,474,413	(c)
Government National Mortgage Association (GNMA), 2001-36, FC (1 mo. LIBOR + 0.400%)	2.565%	8/20/31	561	563	(c)
Government National Mortgage Association (GNMA), 2006-16, GS, IO (-1.000 x 1 mo. LIBOR + 6.990%)	4.825%	4/20/36	790,292	98,247	(c)
Government National Mortgage Association (GNMA), 2007-51, SG, IO (-1.000 x 1 mo. LIBOR + 6.580%)	4.415%	8/20/37	3,153,607	472,644	(c)
Government National Mortgage Association (GNMA), 2010-116, MH	5.000%	7/20/40	28,030,049	29,998,512

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-118, IO	0.111%	4/16/53	2,879,764	$13,672	(c)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.335%	3/20/39	530,629	19,601	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.315%	4/20/40	594,234	88,742	(c)
Government National Mortgage Association (GNMA), 2010-42, PC	5.000%	7/20/39	7,100,000	7,392,014
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.485%	1/20/40	342,683	30,857	(c)
Government National Mortgage Association (GNMA), 2010-86, PB	4.500%	10/20/39	18,880,254	19,270,996
Government National Mortgage Association (GNMA), 2010-H10, FC (1 mo. USD LIBOR + 1.000%)	3.073%	5/20/60	660,020	669,013	(c)
Government National Mortgage Association (GNMA), 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.430%	8/20/58	1,680,093	1,678,814	(c)
Government National Mortgage Association (GNMA), 2010-H27, FA (1 mo. USD LIBOR + 0.380%)	2.460%	12/20/60	363,341	363,353	(c)
Government National Mortgage Association (GNMA), 2010-H28, FE (1 mo. USD LIBOR + 0.400%)	2.480%	12/20/60	7,722,827	7,726,173	(c)
Government National Mortgage Association (GNMA), 2011-140, AI, IO	4.000%	10/16/26	332,242	29,745
Government National Mortgage Association (GNMA), 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.530%	2/20/61	2,326,461	2,330,666	(c)
Government National Mortgage Association (GNMA), 2011-H08, FG (1 mo. USD LIBOR + 0.480%)	2.560%	3/20/61	8,130,069	8,148,534	(c)
Government National Mortgage Association (GNMA), 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.580%	3/20/61	7,221,331	7,240,649	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2012-152, IO	0.781%	1/16/54	77,667,147	$3,920,148	(c)
Government National Mortgage Association (GNMA), 2012-34, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.885%	3/20/42	2,107,129	276,396	(c)
Government National Mortgage Association (GNMA), 2012-66, CI, IO	3.500%	2/20/38	5,663,984	466,356
Government National Mortgage Association (GNMA), 2012-81, AI, IO	3.500%	4/20/27	2,347,291	156,261
Government National Mortgage Association (GNMA), 2012-98, SA, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	8/16/42	3,982,165	581,723	(c)
Government National Mortgage Association (GNMA), 2013-150, IA, IO	0.629%	11/20/42	2,671,345	86,239	(c)
Government National Mortgage Association (GNMA), 2014-117, SJ, IO (-1.000 x 1 mo. LIBOR + 5.600%)	3.435%	8/20/44	812,815	92,789	(c)
Government National Mortgage Association (GNMA), 2014-160, EI, IO	4.000%	7/16/26	6,696,253	582,864
Government National Mortgage Association (GNMA), 2014-176, IA, IO	4.000%	11/20/44	1,060,310	231,004
Government National Mortgage Association (GNMA), 2016-135, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	10/16/46	8,211,648	1,393,922	(c)
Government National Mortgage Association (GNMA), 2016-21, ST, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.985%	2/20/46	30,075,831	4,819,462	(c)
Government National Mortgage Association (GNMA), 2016-84, IG, IO	4.500%	11/16/45	6,520,510	1,422,312
Government National Mortgage Association (GNMA), 2017-H15, KI, IO (12 mo. USD LIBOR)	2.219%	7/20/67	38,641,243	5,603,753	(c)
Government National Mortgage Association (GNMA), 2017-H18, BI, IO (12 mo. USD LIBOR)	2.195%	9/20/67	30,354,677	2,768,829	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2017-H20, IB, IO (12 mo. USD LIBOR)	2.103%	10/20/67	15,335,940	$1,843,380	(c)(f)
Government National Mortgage Association (GNMA), 2017-H22, IC, IO (12 mo. USD LIBOR)	2.637%	11/20/67	4,809,821	590,261	(c)(f)
Government National Mortgage Association (GNMA), 2018-108 A	3.250%	5/16/59	19,265,708	18,912,556	(c)
Government National Mortgage Association (GNMA), 2018-123 AH	3.250%	9/16/52	560,000	550,117
Government National Mortgage Association (GNMA), 2018-129 AG	3.100%	5/16/59	2,360,000	2,305,705
Government National Mortgage Association (GNMA), 2018-37, QA	2.750%	3/20/48	12,272,504	11,735,543
Government National Mortgage Association (GNMA), 2018-98 A	3.000%	10/16/50	3,759,046	3,652,292
Government National Mortgage Association (GNMA), 2018-99 A	3.200%	1/16/52	2,903,175	2,847,177
Government National Mortgage Association (GNMA), 2018-H06, PF (1 mo. USD LIBOR + 0.300%)	2.380%	2/20/68	21,630,466	21,583,108	(c)
Government National Mortgage Association (GNMA), 2018-H07, FD (1 mo. USD LIBOR + 0.300%)	2.380%	5/20/68	37,128,916	37,044,837	(c)
Government National Mortgage Association (GNMA), 2018-H08, KF (1 mo. USD LIBOR + 0.300%)	2.380%	5/20/68	17,971,063	17,925,945	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	2.380%	7/20/68	11,146,847	11,116,985	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4, 1A2A (1 mo. USD LIBOR + 0.640%)	2.856%	10/25/45	2,754,375	2,759,115	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5, 2A1 (1 mo. USD LIBOR + 0.560%)	2.776%	11/25/45	17,459,536	12,701,922	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3, 3A1 (1 mo. USD LIBOR + 0.230%)	2.446%	4/25/36	858,543	1,078,844	(c)
GS Mortgage Securities Trust, 2007-GG10, AM	5.977%	8/10/45	1,982,853	2,018,915	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	4,302,000	$4,538,236	(c)
GS Mortgage Securities Trust, 2015-GC30, B	4.148%	5/10/50	16,340,000	16,194,260	(c)
GS Mortgage Securities Trust, 2015-GS1, E	4.569%	11/10/48	10,015,000	6,730,431	(a)(c)
GS Mortgage Securities Trust, 2015-GS1, F	4.569%	11/10/48	5,107,000	3,042,587	(a)(c)
GS Mortgage Securities Trust, 2017-GS8, A4	3.469%	11/10/50	5,490,000	5,348,967
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.458%	9/15/31	139,880,000	140,296,003	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2, IAF (1 mo. USD LIBOR + 0.350%)	2.566%	3/25/35	6,587,422	6,209,382	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7, 1A1	4.581%	11/25/35	878,488	731,354	(c)
HarborView Mortgage Loan Trust, 2005-3, 2A1A (1 mo. USD LIBOR + 0.480%)	2.648%	6/19/35	4,634,971	4,615,636	(c)
HarborView Mortgage Loan Trust, 2005-7, 1A1 (11th District Cost of Funds + 1.850%)	2.868%	6/19/45	2,516,854	1,690,487	(c)
HarborView Mortgage Loan Trust, 2006-13, A (1 mo. USD LIBOR + 0.180%)	2.348%	11/19/46	236,267	204,459	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.378%	2/25/36	986,866	714,611	(c)
HarborView Mortgage Loan Trust, 2006-7, 2A1A (1 mo. USD LIBOR + 0.200%)	2.368%	9/19/46	1,507,051	1,379,447	(c)
Impac CMB Trust, 2005-7, A1 (1 mo. USD LIBOR + 0.520%)	2.736%	11/25/35	3,831,503	3,597,487	(c)
Impac CMB Trust, 2007-A, A (1 mo. USD LIBOR + 0.500%)	2.716%	5/25/37	9,177,426	9,167,149	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR1, 1A1	3.823%	3/25/35	79,885	80,700	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13, 1A1	3.976%	8/25/35	195,407	166,791	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
IndyMac INDX Mortgage Loan Trust, 2006-AR2, 1A1B (1 mo. USD LIBOR + 0.210%)	2.426%	4/25/46	6,193,877	$5,852,038	(c)
Jefferies Resecuritization Trust, 2015-R1, A2 (1 mo. USD LIBOR + 0.140%)	2.133%	12/26/36	18,386,177	11,463,506	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, B	5.050%	1/15/47	1,602,000	1,670,929	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25, AS	4.065%	11/15/47	5,930,000	5,985,789
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.441%	7/15/48	19,921,000	20,140,593	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31, B	4.771%	8/15/48	10,543,000	10,931,105	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5, A5	3.694%	3/15/50	620,000	617,942
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.253%	4/17/45	6,413,072	4,707,195	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	17,476,785	12,524,554
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	22,881,841	18,970,568	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.012%	2/12/49	16,833,380	12,613,849	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.100%	2/15/51	2,156,117	2,163,829	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX, AJFX	5.438%	1/15/49	47,100,000	8,007,259	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5, A3	4.171%	8/15/46	417,505	425,836
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. USD LIBOR + 3.750%)	5.908%	5/15/28	17,708,248	17,490,084	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMorgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	111,298,563	$109,070,700	(a)(c)
JPMorgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	44,438,916	43,578,268	(a)(c)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	151,738,554	148,800,137	(a)(c)
JPMorgan Resecuritization Trust, 2015-1, 4A1 (1 mo. USD LIBOR + 0.300%)	2.468%	9/27/36	12,513,649	12,176,693	(a)(c)
JPMorgan Resecuritization Trust, 2015-1, 4A2	2.184%	9/27/36	13,850,371	9,928,698	(a)(c)
Lehman Mortgage Trust, 2006-7, 3A4 (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.934%	11/25/36	8,126,784	1,882,315	(c)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. USD LIBOR + 0.260%)	2.476%	2/25/46	14,136,556	12,763,761	(c)
Lone Star Portfolio Trust, 2015-LSMZ, M (1 mo. USD LIBOR + 7.218%)	9.350%	9/15/20	8,411,344	8,401,142	(a)(c)
Lone Star Portfolio Trust, 2015-LSP, E (1 mo. USD LIBOR + 5.600%)	8.008%	9/15/28	38,778,969	39,096,724	(a)(c)
Lone Star Portfolio Trust, 2015-LSP, F (1 mo. USD LIBOR + 6.900%)	9.308%	9/15/28	13,844,281	13,956,737	(a)(c)
LSTAR Securities Investment Ltd., 2017-8R, A (1 mo. USD LIBOR + 0.000%)	4.582%	11/5/22	9,788,059	9,784,476	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6, 5A1	4.443%	7/25/34	322,099	306,310	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.426%	4/25/46	196,170	172,145	(c)
MASTR Reperforming Loan Trust, 2005-1, 1A1	6.000%	8/25/34	1,733,441	1,642,714	(a)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	2,515,272	2,533,878	(a)
MASTR Reperforming Loan Trust, 2005-2, 1A1F (1 mo. USD LIBOR + 0.350%)	2.566%	5/25/35	2,562,595	2,100,120	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	5,625,064	4,449,426	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	888,253	$702,608	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	6,264,587	4,879,081	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10, A4	4.219%	7/15/46	110,000	112,777	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	867,169	869,467
Morgan Stanley Mortgage Loan Trust, 2004-5AR, 2A	4.192%	7/25/34	20,142	19,775	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR, 2A2	3.584%	7/25/35	1,624,877	1,459,760	(c)
Morgan Stanley Resecuritization Trust, 2015-R3, 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.517%	4/26/47	18,207,566	17,734,729	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1, A85 (1 mo. USD LIBOR + 0.340%)	2.444%	4/16/36	58,119,817	50,041,535	(a)(c)
Multifamily Trust, 2016-1, B	10.026%	4/25/46	5,949,955	6,280,433	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2, A5	4.976%	5/25/35	81,658	62,470
Nomura Resecuritization Trust, 2015-5R, 3A5 (1 mo. USD LIBOR + 0.260%)	2.325%	2/26/46	10,182,860	9,032,016	(a)(c)
Prime Mortgage Trust, 2006-1, 3A2 (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.934%	6/25/36	14,219,144	2,161,714	(c)
Prime Mortgage Trust, 2006-DR1, 2A2	6.000%	5/25/35	33,696,407	27,692,378	(a)
RALI Series Trust, 2007-QS4, 3A9	6.000%	3/25/37	2,853,168	2,654,622
RAMP Series Trust, 2004-SL4, A5	7.500%	7/25/32	595,147	473,411
RAMP Series Trust, 2005-SL1, A7	8.000%	5/25/32	302,762	249,275
RBSGC Mortgage Loan Trust, 2007-B, 1A4 (1 mo. USD LIBOR + 0.450%)	2.666%	1/25/37	9,384,713	6,474,548	(c)
RBSSP Resecuritization Trust, 2009-12, 9A2	3.681%	3/25/36	11,554,496	10,481,591	(a)(c)
Reperforming Loan REMIC Trust, 2006-R2, AS	3.600%	7/25/36	17,953,045	1,411,515	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Residential Asset Securitization Trust, 2003-A14, A1	4.750%	2/25/19	20,760	$19,409
Residential Asset Securitization Trust, 2004-A2, 1A3 (1 mo. USD LIBOR + 0.400%)	2.616%	5/25/34	13,721	13,428	(c)
Rosslyn Portfolio Trust, 2017-ROSS, A (1 mo. LIBOR + 0.950%)	3.108%	6/15/33	34,970,000	35,072,112	(a)(c)
Shops at Crystals Trust, 2016-CSTL, A	3.126%	7/5/36	11,160,000	10,555,557	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8, 1A1	4.337%	7/25/34	1,221	1,229	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-9XS, A (1 mo. USD LIBOR + 0.370%)	2.586%	7/25/34	35,898	36,045	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR3, 11A1 (1 mo. USD LIBOR + 0.210%)	2.426%	4/25/36	1,757,094	1,651,615	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.396%	7/25/46	154,781	145,315	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1, A1 (1 mo. USD LIBOR + 0.740%)	2.908%	10/19/33	106,622	101,858	(c)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	2.566%	3/25/35	44,062	41,231	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9, A2 (1 mo. USD LIBOR + 0.600%)	2.816%	10/25/27	19,004	18,835	(c)
SunTrust Alternative Loan Trust, 2006-1F, 3A (1 mo. USD LIBOR + 0.350%)	2.566%	4/25/36	19,499,448	6,712,022	(c)
UBS Commercial Mortgage Trust, 2017-C1, A4	3.460%	6/15/50	5,440,000	5,309,512
UBS Commercial Mortgage Trust, 2017-C3, A4	3.426%	8/15/50	6,000,000	5,827,206
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.984%	2/15/51	27,516,954	27,220,068	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9, 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	4.331%	9/25/33	10,796	11,135	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR13, A1A1 (1 mo. USD LIBOR + 0.290%)	2.506%	10/25/45	2,200,568	$2,227,695	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR15, A1A1 (1 mo. USD LIBOR + 0.260%)	2.476%	11/25/45	6,215,610	6,269,226	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1A1 (1 mo. USD LIBOR + 0.270%)	2.486%	12/25/45	6,633,850	6,715,587	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4, 4A1	3.580%	9/25/36	169,659	153,975	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.696%	11/25/45	39,907,316	29,975,542	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	14,325,017	14,206,088	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.244%	3/25/37	16,983,504	1,311,538	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2, 2A1 (1 mo. USD LIBOR + 0.430%)	2.646%	6/25/37	6,294,944	5,286,352	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12, B	4.423%	7/15/46	450,000	452,845	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18, AS	3.808%	12/15/47	5,630,000	5,592,781
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, A5	3.148%	5/15/48	8,530,000	8,318,519
Wells Fargo Commercial Mortgage Trust, 2017-C41, XA	1.384%	11/15/50	32,221,362	2,709,945	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44, A5	4.212%	5/15/51	7,530,000	7,752,662
Wells Fargo Mortgage Backed Securities Trust, 2004-Y, 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.776%	11/25/34	38,369	39,581	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR2, 1A1	4.019%	3/25/36	46,208,701	46,848,715	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Wells Fargo Mortgage Loan Trust, 2010-RR4, 2A1	4.608%	8/27/35	23,236		$23,328	(a)(c)
WFRBS Commercial Mortgage Trust, 2012-C7, XA	1.568%	6/15/45	185,488		7,281	(a)(c)
WFRBS Commercial Mortgage Trust, 2013-C14, D	4.112%	6/15/46	4,790,000		4,374,800	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19, B	4.723%	3/15/47	270,000		276,880	(c)
WFRBS Commercial Mortgage Trust, 2014-C19, XA, IO	1.264%	3/15/47	48,955,969		2,012,688	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,948,022,197)					2,888,496,479

SOVEREIGN BONDS - 5.8%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	67,940,000	ARS	1,949,840	(c)
Argentine Bonos del Tesoro	18.200%	10/3/21	626,050,000	ARS	12,281,423
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,430,000		5,206,012
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	48,140,000		43,506,525
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	11,600,000		10,370,400
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		1,103,660
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		2,882,250
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		4,440,442
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	49,940,000		38,703,500
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		8,093,380	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		6,600,064	(a)

Total Argentina					135,137,496

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	430,023,000	BRL	$107,733,926
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	270,145,000	BRL	65,304,977
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	34,396,000	BRL	7,890,769
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,122,943
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		16,914,274
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		23,717,102
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,140,000		28,221,319
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	48,490,000		43,089,911

Total Brazil					296,995,221

China - 0.3%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	16,549,401	(k)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,449,817	(k)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	38,929,681	(k)

Total China					63,928,899

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		20,709,550

Ecuador - 0.0%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	14,140,000		12,765,946	(a)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		15,189,609	(a)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	310,000		321,714	(k)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		526,170	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	22,550,000		22,408,837	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		367,684	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,040,449	(k)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		$9,937,344	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		2,805,395
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		4,749,924	(k)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		22,432,197	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		3,624,899	(k)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		24,463,902	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		3,746,215	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		26,467,997

Total Indonesia					129,892,727

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		7,815,788	(k)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	8,110,000		7,917,955	(a)

Total Kenya					15,733,743

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	24,270,000		23,830,713	(a)

Mexico - 1.7%
Mexican Bonos, Bonds	6.500%	6/9/22	2,253,009,800	MXN	115,656,670
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	19,252,162
Mexican Bonos, Bonds	8.000%	11/7/47	1,555,000,000	MXN	82,148,521
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	19,820,510
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	137,393,303
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	49,370,000		46,531,225

Total Mexico					420,802,391

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		$7,850,938	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		9,083,209	(a)

Total Nigeria					16,934,147

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,953,275
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,180,000		16,867,110

Total Peru					19,820,385

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		35,613,805

Russia - 0.8%
Russian Federal Bond - OFZ, Bonds	7.000%	1/25/23	1,326,230,000	RUB	19,551,144
Russian Federal Bond - OFZ, Bonds	7.000%	8/16/23	3,299,070,000	RUB	48,377,765
Russian Federal Bond - OFZ, Bonds	7.750%	9/16/26	256,110,000	RUB	3,784,304
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	2,696,040,000	RUB	40,649,919
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	6,370,818,000	RUB	89,112,730

Total Russia					201,475,862

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		25,965,233	(a)

Uruguay - 0.0%
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,659,835,964)					1,434,795,728

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 3.6%
Airspeed Ltd., 2007-1A, G1W (1 mo. USD LIBOR + 0.270%)	2.428%	4/15/24	10,935,848	$9,699,485	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.050%	9/25/34	1,707,584	1,652,519	(c)
Bear Stearns Asset Backed Securities Trust, 2004-SD3, A3 (1 mo. USD LIBOR + 1.140%)	3.356%	9/25/34	4,458	4,474	(c)
Brazos Student Finance Corp., 2009-1, AS (3 mo. USD LIBOR + 2.500%)	4.873%	12/27/39	7,100,000	7,394,492	(c)
CIT Mortgage Loan Trust, 2007-1, 1M1 (1 mo. USD LIBOR + 1.500%)	3.716%	10/25/37	47,370,000	48,564,326	(a)(c)
CIT Mortgage Loan Trust, 2007-1, 1M2 (1 mo. USD LIBOR + 1.750%)	3.966%	10/25/37	108,930,000	95,770,788	(a)(c)
Community Funding CLO, 2015-1A, A	5.750%	11/1/27	36,638,237	36,683,265	(a)
Conseco Finance Corp., 201996-5, B1	8.100%	7/15/26	15,222	234	(c)
Conseco Finance Corp., 201999-3, A9	6.530%	2/1/31	15,200,156	14,743,533	(c)
ContiMortgage Home Equity Loan Trust, 201997-4, B1F	7.330%	10/15/28	94,318	172,448	(c)
Countrywide Asset-Backed Certificates, 2003-BC3, A2 (1 mo. USD LIBOR + 0.620%)	2.836%	9/25/33	444,018	436,748	(c)
Countrywide Asset-Backed Certificates, 2006-SD4, A1 (1 mo. USD LIBOR + 0.340%)	2.556%	12/25/36	69,115	38,537	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E, 2A (1 mo. USD LIBOR + 0.140%)	2.298%	7/15/36	51,257	48,994	(c)
Countrywide Home Equity Loan Trust, 2006-HW, 2A1B (1 mo. USD LIBOR + 0.150%)	2.308%	11/15/36	587,893	518,363	(c)
Countrywide Home Equity Loan Trust, 2006-I, 2A (1 mo. USD LIBOR + 0.140%)	2.298%	1/15/37	6,075,924	5,787,808	(c)
Countrywide Home Equity Loan Trust, 2007-B, A (1 mo. USD LIBOR + 0.150%)	2.308%	2/15/37	7,815,375	7,540,695	(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3, A2VN (1 mo. USD LIBOR + 0.500%)	2.716%	10/25/34	4,099,263	4,153,062	(a)(c)
Green Tree Home Improvement Loan Trust, 201996-A, B2	7.400%	2/15/26	2,628	2,698
GSAA Home Equity Trust, 2005-6, A3 (1 mo. USD LIBOR + 0.370%)	2.586%	6/25/35	2,082,488	2,097,174	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.616%	10/25/46	6,868,930	6,535,973	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing II LP, 2015-1A, C	4.350%	3/25/21	14,481,000	$14,404,668	(a)
Hertz Vehicle Financing II LP, 2016-1A, D	5.730%	3/25/20	18,584,000	18,655,455	(a)
Hertz Vehicle Financing II LP, 2016-2A, D	5.970%	3/25/22	10,226,000	10,228,587	(a)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	66,640,000	65,851,982	(a)
Hertz Vehicle Financing II LP, 2017-1A, D	6.490%	10/25/21	24,750,000	25,162,731	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1, 1A (1 mo. USD LIBOR + 0.140%)	2.356%	12/25/36	99,132,050	84,873,114	(c)
Long Beach Mortgage Loan Trust, 2006-9, 2A3 (1 mo. USD LIBOR + 0.160%)	2.376%	10/25/36	3,921,521	1,731,702	(c)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.631%	2/20/32	1,650,000	1,658,542	(c)
Manufactured Housing Contract Trust Pass-Through Certificates Series, 2001-2, IIA2 (Auction Rate Security)	5.634%	3/13/32	75,000	75,381	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3, M1 (1 mo. USD LIBOR + 1.020%)	3.236%	10/25/33	349,540	350,330	(c)
Morgan Stanley Resecuritization Trust, 2015-R7, 1BXA	9.245%	2/26/29	18,137,842	19,789,438	(a)(c)
Nelnet Student Loan Trust, 2006-2, A6 (3 mo. USD LIBOR + 0.380%)	2.715%	4/25/31	4,180,000	4,189,018	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD2, 1A1	5.820%	3/25/37	37,534,285	37,012,979
Origen Manufactured Housing Contract Trust, 2006-A A2	3.953%	10/15/37	13,772,305	12,977,285	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.538%	4/15/37	16,621,948	16,390,417	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1, M2 (1 mo. USD LIBOR + 1.800%)	4.016%	7/25/35	3,708,208	3,759,592	(c)
RAMP Series Trust, 2003-RS7, MII1 (1 mo. USD LIBOR + 1.125%)	3.341%	8/25/33	1,449,222	1,386,295	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
RAMP Series Trust, 2006-RZ4, M1 (1 mo. USD LIBOR + 0.350%)	2.566%	10/25/36	17,250,000	$15,907,077	(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	8,545,899	8,650,902	(a)(c)
Renaissance Home Equity Loan Trust, 2003-4, A3 (1 mo. USD LIBOR + 0.620%)	2.836%	3/25/34	6,132,469	6,115,772	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	14,578,272	11,028,221
Residential Funding Securities Corp., 2002-RP2, A1 (1 mo. USD LIBOR + 1.500%)	3.716%	10/25/32	1,449,316	1,378,574	(a)(c)
SACO I Trust, 2006-3, A3 (1 mo. USD LIBOR + 0.460%)	2.676%	4/25/36	353,216	348,123	(c)
SBA Small Business Investment Cos, 2018-10A, 1	3.187%	3/10/28	13,449,981	13,251,441
SBA Small Business Investment Cos, 2018-10B 1	3.548%	9/11/28	10,060,000	10,066,211
Securitized Asset Backed Receivables LLC Trust, 2006-WM3, A1 (1 mo. USD LIBOR + 0.050%)	2.266%	10/25/36	30,167,314	13,794,031	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3, A2 (1 mo. USD LIBOR + 0.160%)	2.376%	10/25/36	82,227,301	37,847,171	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3, A3 (1 mo. USD LIBOR + 0.220%)	2.436%	10/25/36	41,682,113	19,222,136	(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1, M1	3.500%	10/28/29	2,390,730	2,343,617	(a)(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	65,085,061	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	10,174,037	(a)
Southern Pacific Secured Asset Corp., 201998-2, A1 (1 mo. USD LIBOR + 0.340%)	2.556%	7/25/29	868	847	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.436%	2/25/36	1,105,688	60,316	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2, A4 (1 mo. USD LIBOR + 0.150%)	2.366%	3/25/37	29,146,718	23,658,289	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2	7.163%	5/25/31	6,500,980	$6,306,387	(a)(c)
Upgrade Pass-Through Trust, 2018-3 A	15.498%	6/15/24	19,221,857	19,462,611	(a)
Upgrade Pass-Thru Trust I, 2017-1 CERT	14.960%	12/27/27	10,949,863	11,073,432	(a)(c)
Upgrade Pass-Thru Trust I, 2018-2 A	16.537%	5/15/24	13,161,535	13,326,383	(a)
Upgrade Pass-Thru Trust I, 2018-5 A	12.075%	9/15/24	16,062,699	16,263,884	(a)
Upgrade Pass-Thru Trust I, 2018-6 A	5.339%	10/15/24	14,106,626	14,106,626	(a)(f)
Upgrade Pass-Thru Trust IV, 2018-4 A	15.308%	8/15/24	16,841,516	17,052,456	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $863,508,041)				896,866,737

SENIOR LOANS - 3.1%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
CenturyLink Inc., Initial Term Loan B (1 mo. LIBOR + 2.750%)	4.992%	1/31/25	2,508,934	2,495,343	(c)(l)(m)
Level 3 Financing Inc., Tranche B 2024 Term Loan (1 mo. LIBOR + 2.250%)	4.432%	2/22/24	24,652,000	24,739,317	(c)(l)(m)
Unitymedia Finance LLC, First Lien Term Loan D (1 mo. LIBOR + 2.250%)	4.408%	1/15/26	210,000	210,375	(c)(l)(m)
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.408%	9/30/25	5,045,296	5,055,543	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.658%	1/15/26	5,570,120	5,585,087	(c)(l)(m)

Total Diversified Telecommunication Services				38,085,665

Media - 0.4%
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	4.962%	11/18/24	20,525,675	20,371,568	(c)(l)(m)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	4/30/25	15,469,351	15,508,906	(c)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. LIBOR + 3.688%)	5.846%	1/31/26	16,532,851	16,367,522	(c)(l)(m)
Sinclair Television Group Inc., Term Loan B	—	1/31/25	7,150,000	7,131,946	(f)(n)
Univision Communications Inc., 2017 Replacement Term Loan C5 (3 mo. LIBOR + 2.750%)	4.992%	3/15/24	19,387,341	18,881,894	(c)(l)(m)
UPC Financing Partnership, Term Loan AR (1 mo. LIBOR + 2.500%)	4.658%	1/15/26	13,126,605	13,132,079	(c)(l)(m)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.658%	4/25/25	8,818,250	8,668,067	(c)(l)(m)

Total Media				100,061,982

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., First Lien Initial Term Loan B (1 mo. LIBOR + 2.500%)	4.750%	2/2/24	6,809,007	$6,830,285	(c)(l)(m)

TOTAL COMMUNICATION SERVICES				144,977,932

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Tranche B Term Loan (2 mo. LIBOR + 2.250%)	4.462%	4/6/24	16,968,711	16,995,216	(c)(l)(m)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016-2 First Lien Refinancing Term Loan B1 (1 mo. LIBOR + 2.750%)	4.992%	5/2/22	10,719,069	10,783,083	(c)(l)(m)

Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.492%	2/16/24	12,532,206	12,551,230	(c)(l)(m)
Aramark Services Inc., US Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	21,710,115	21,780,673	(c)(l)(m)(n)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.250%)	4.417%	9/15/23	5,622,064	5,656,853	(c)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.992%	12/23/24	14,378,856	14,472,578	(c)(l)(m)(n)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. LIBOR + 2.000%)	4.242%	11/30/23	14,651,570	14,681,665	(c)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.898-4.992%	10/4/23	12,761,170	12,831,357	(c)(l)(m)
Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. LIBOR + 1.750%)	3.966%	10/25/23	16,627,910	16,711,099	(c)(l)(m)
Scientific Games International Inc., Initial Term Loan B5	4.992-5.044%	8/14/24	15,938,541	15,932,309	(c)(l)(m)
Station Casinos LLC, Term Loan B (1 mo. LIBOR + 2.500%)	4.750%	6/8/23	11,515,262	11,577,064	(c)(l)(m)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.992%	5/30/25	4,260,000	4,278,105	(c)(l)(m)

Total Hotels, Restaurants & Leisure				130,472,933

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.2%
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	6.104%	7/1/22	15,811,240	$12,339,360	(c)(l)(m)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.826-4.870%	11/8/23	3,226,352	3,177,957	(c)(l)(m)
Michaels Stores Inc., 2018 Replacement Term Loan B (1 mo. LIBOR + 2.500%)	4.658-4.752%	1/30/23	8,703,809	8,687,490	(c)(l)(m)(n)
Michaels Stores Inc., Term Loan B1 (3 mo. LIBOR + 2.750%)	5.061%	1/28/23	3,489,348	3,482,805	(c)(l)(m)
Party City Holdings Inc., 2018 Term Loan	5.000-5.280%	8/19/22	10,298,246	10,381,002	(c)(l)(m)
PetSmart Inc., Term Loan B-2 (1 mo. LIBOR + 3.000%)	5.120%	3/11/22	21,065,405	18,546,341	(c)(l)(m)

Total Specialty Retail				56,614,955

TOTAL CONSUMER DISCRETIONARY				214,866,187

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Replacement 2017-1 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.992%	8/25/21	7,299,783	7,316,668	(c)(l)(m)
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.311%	6/22/23	11,132,318	11,147,625	(c)(l)(m)

Total Food & Staples Retailing				18,464,293

Food Products - 0.0%
Post Holdings Inc., Replacement Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.220%	5/24/24	11,643,842	11,659,852	(c)(l)(m)

TOTAL CONSUMER STAPLES				30,124,145

FINANCIALS - 0.0%
Capital Markets - 0.0%
RPI Finance Trust, Initial Term Loan B6 (3 mo. LIBOR + 2.000%)	4.386%	3/27/23	5,624,826	5,652,072	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Envision Healthcare Corp., Term Loan B	—	10/11/25	20,940,000	$20,933,467	(n)

Health Care Providers & Services - 0.2%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.383%	4/28/22	7,537,445	7,436,157	(c)(l)(m)
HCA Inc., Term Loan B10 (1 mo. LIBOR + 2.000%)	4.242%	3/13/25	14,842,453	14,970,261	(c)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.742%	8/18/22	14,555,719	14,583,011	(c)(l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. LIBOR + 2.750%)	5.136%	6/7/23	17,404,561	17,457,593	(c)(l)(m)

Total Health Care Providers & Services				54,447,022

Health Care Technology - 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan B (1 mo. LIBOR + 2.750%)	4.992%	3/1/24	15,196,825	15,264,360	(c)(l)(m)(n)

Pharmaceuticals - 0.1%
Akorn Inc., Term Loan (1 mo. LIBOR + 4.750%)	7.000%	4/16/21	3,184,450	3,092,897	(c)(f)(l)(m)
Bausch Health Companies Inc., Initial Term Loan (1 mo. LIBOR + 3.000%)	5.104%	6/2/25	12,056,480	12,131,832	(c)(l)(m)(n)
Catalent Pharma Solutions Inc., Dollar Term Loan B (1 mo. LIBOR + 2.250%)	4.492%	5/20/24	4,896,221	4,932,943	(c)(l)(m)

Total Pharmaceuticals				20,157,672

TOTAL HEALTH CARE				110,802,521

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.165%	1/15/25	15,119,177	15,185,353	(c)(l)(m)
Delos Finance SARL, 2018 Term Loan (3 mo. LIBOR + 1.750%)	4.136%	10/6/23	2,750,000	2,764,242	(c)(l)(m)
XPO Logistics Inc., Refinancing Term Loan (1 mo. LIBOR + 2.000%)	4.230%	2/24/25	8,284,389	8,337,757	(c)(l)(m)

Total Air Freight & Logistics				26,287,352

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.0%
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.992%	11/15/23	13,376,800	$13,416,100	(c)(l)(m)

Commercial Services & Supplies - 0.1%
ServiceMaster Co. LLC, Term Loan C (1 mo. LIBOR + 2.500%)	4.742%	11/8/23	10,067,285	10,121,347	(c)(l)(m)(n)
Wrangler Buyer LLC, 2018 Refinancing Term Loan (1 mo. LIBOR + 2.750%)	4.992%	9/27/24	3,932,004	3,960,267	(c)(l)(m)

Total Commercial Services & Supplies				14,081,614

Professional Services - 0.1%
Trans Union LLC, Replacement 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.242%	4/9/23	18,029,526	18,091,512	(c)(l)(m)(n)

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.383%	1/2/25	16,518,891	16,508,567	(c)(l)(m)
BrightView Landscapes LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	4.688%	8/15/25	9,546,075	9,596,784	(c)(l)(m)

Total Trading Companies & Distributors				26,105,351

Transportation Infrastructure - 0.0%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. LIBOR + 1.750%)	4.136%	10/30/22	5,333,140	5,367,027	(c)(l)(m)

TOTAL INDUSTRIALS				103,348,956

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2022D New Dollar Term Loan (1 mo. LIBOR + 2.000%)	4.212%	7/8/22	7,615,574	7,629,381	(c)(l)(m)
First Data Corp., 2024A New Dollar Term Loan (1 mo. LIBOR + 2.000%)	4.212%	4/26/24	6,616,608	6,628,604	(c)(l)(m)

Total IT Services				14,257,985

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Term Loan B	—	4/26/22	1,500,000	1,507,500	(n)
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. LIBOR + 1.750%)	3.992%	3/31/23	6,386,611	6,403,778	(c)(l)(m)

Total Semiconductors & Semiconductor Equipment				7,911,278

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.0%
Dell International LLC, Refinancing Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	9/7/23	11,055,475	$11,090,024	(c)(l)(m)
MA Financeco LLC, Term Loan B3 (1 mo. LIBOR + 2.500%)	4.742%	6/21/24	364,082	362,716	(c)(l)(m)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	4.742%	6/21/24	2,458,733	2,447,669	(c)(l)(m)

Total Software				13,900,409

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp., New Term Loan B4 (1 mo. LIBOR + 1.750%)	3.992%	4/29/23	15,233,780	15,281,325	(c)(l)(m)

TOTAL INFORMATION TECHNOLOGY				51,350,997

MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.242%	10/31/23	14,837,427	14,817,189	(c)(l)(m)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (2 mo. LIBOR + 2.000%)	4.186%	10/1/22	14,669,689	14,706,876	(c)(l)(m)
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. LIBOR + 2.750%)	4.992%	2/5/23	15,064,786	15,150,565	(c)(l)(m)

Total Containers & Packaging				29,857,441

TOTAL MATERIALS				44,674,630

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.992%	1/2/26	975	965	(c)(l)(m)
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.242%	3/21/25	14,826,365	14,862,112	(c)(l)(m)
VICI Properties Inc., Term Loan B	—	12/22/24	12,669,091	12,708,682	(n)

Total Equity Real Estate Investment Trusts (REITs)				27,571,759

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Refinancing Term Loan B (1 mo. LIBOR + 2.250%)	4.492%	4/18/24	13,426,787		$13,457,951	(c)(l)(m)(n)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.398%	2/7/25	6,114,975		6,142,492	(c)(l)(m)

Total Real Estate Management & Development					19,600,443

TOTAL REAL ESTATE					47,172,202

TOTAL SENIOR LOANS (Cost - $759,307,522)					752,969,642

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	11,927,566		14,436,549
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	18,895,479		23,028,865
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	74,444,273		70,003,303
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,695,654		3,540,080

Total U.S. Treasury Inflation Protected Securities (Cost - $112,532,211)					111,008,797

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Japan - 0.3%
Japanese Government CPI Linked Bond, Senior Notes (Cost - $93,818,840)	0.100%	3/10/26	9,380,547,975	JPY	85,945,700

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.099%		431,316		11,343,611	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		63,425		1,702,961	(c)

TOTAL PREFERRED STOCKS (Cost - $12,150,259)					13,046,572

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Australian Dollar Futures, Call @ $73.00	10/5/18	135	135,000	$10,800
Australian Dollar Futures, Call @ $74.00	10/5/18	470	470,000	7,050
U.S. Treasury 5-Year Notes Futures, Call @ $112.50	10/26/18	829	829,000	194,297
U.S. Treasury 10-Year Notes Futures, Call @ $118.50	10/26/18	1,182	1,182,000	664,875
U.S. Treasury 10-Year Notes Futures, Call @ $118.75	10/26/18	197	197,000	83,109
U.S. Treasury 10-Year Notes Futures, Put @ $118.50	10/26/18	788	788,000	221,625
U.S. Treasury 10-Year Notes Futures, Put @ $119.00	10/26/18	98	98,000	52,063
U.S. Treasury 10-Year Notes Futures, Put @ $119.50	10/26/18	402	402,000	351,750
U.S. Treasury 5-Year Notes Futures, Put @ $107.25	11/23/18	70,885	70,885,000	0	(g)
U.S. Treasury 5-Year Notes Futures, Put @ $110.00	11/23/18	1,100	1,100,000	17,188
U.S. Treasury 5-Year Notes Futures, Put @ $110.50	10/26/18	413	413,000	3,227
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	11/23/18	197	197,000	329,359
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	10/26/18	93	93,000	116,250
U.S. Treasury Long-Term Bonds Futures, Call @ $140.50	10/26/18	414	414,000	401,062
U.S. Treasury Long-Term Bonds Futures, Call @ $141.00	10/26/18	789	789,000	579,422

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				3,032,077

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Australian
Dollar, Put @ 1.35AUD	Bank of America N.A.	11/21/18	229,355,000	229,355,000	$873,612
U.S. Dollar/Canadian Dollar, Put @ 1.28CAD	Citibank N.A.	10/25/18	29,670,000	29,670,000	137,494
U.S. Dollar/Canadian Dollar, Put @ 1.29CAD	Citibank N.A.	10/12/18	237,220,000	237,220,000	1,126,147
U.S. Dollar/Colombian Peso, Put @ 2,927.00COP	Bank of America N.A.	11/26/18	119,829,000	119,829,000	1,762,246
U.S. Dollar/Colombian Peso, Put @ 2,947.04COP	Bank of America N.A.	11/21/18	117,181,000	117,181,000	1,985,834
U.S. Dollar/Indonesian Rupiah, Put @ 14,740.00IDR	Bank of America N.A.	11/26/18	125,198,000	125,198,000	655,204
U.S. Dollar/Indonesian Rupiah, Put @ 14,745.00IDR	Bank of America N.A.	11/21/18	115,206,000	115,206,000	560,706

TOTAL OTC PURCHASED OPTIONS					7,101,243

TOTAL PURCHASED OPTIONS (Cost - $12,472,074)					10,133,320

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,051,909,620)					23,525,150,020

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 12.2%
U.S. GOVERNMENT AGENCIES - 0.0%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $1,997,278)		2.069%	10/26/18	2,000,000	1,997,084	(o)

COMMERCIAL PAPER - 4.6%
BPCE SA		6.720%	10/1/18	236,460,000	236,417,870	(o)(p)
Danske Corp.		2.424%	11/9/18	231,320,000	230,713,595	(o)(p)
Mitsubishi UFJ Trust & Banking NY		2.638%	10/10/18	145,330,000	145,226,380	(o)(p)
MIZUHO Corp. BK		4.090%	12/11/18	130,910,000	130,293,240	(o)(p)
MUFG Bank Ltd.		2.402%	11/13/18	140,970,000	140,567,233	(o)
Standard Chartered Bank		3.613%	10/3/18	246,770,000	246,698,024	(o)(p)

TOTAL COMMERCIAL PAPER (Cost - $1,130,114,034)					1,129,916,342

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 7.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,864,298,477)	2.100%	1,864,298,477	$1,864,298,477	(q)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,996,409,789)			2,996,211,903

TOTAL INVESTMENTS - 107.9% (Cost - $27,048,319,409)			26,521,361,923
Liabilities in Excess of Other Assets - (7.9)%			(1,950,859,064)

TOTAL NET ASSETS - 100.0%			$24,570,502,859

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of September 30, 2018.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of September 30, 2018.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2018, the Fund held TBA securities with a total cost of $2,890,932,724.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of September 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(o)	Rate shown represents yield-to-maturity.

(p)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $1,864,298,477 and the cost was $1,864,298,477 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EDC	— Economic Development Corporation
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Euro Currency Futures, Call	10/5/18	$1.17	270	$33,750,000	$114,750
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	113.25	2,263	2,263,000	88,400
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	113.00	1,348	1,348,000	105,312
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	113.50	417	417,000	9,774
U.S. Treasury 5-Year Notes Futures, Call	11/23/18	113.00	1,023	1,023,000	175,828
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.50	492	492,000	76,875
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.25	295	295,000	64,531
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	120.50	191	191,000	5,969
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.00	98	98,000	30,625
U.S. Treasury 10-Year Notes Futures, Call	11/23/18	120.50	1,497	1,497,000	187,125
U.S. Treasury 10-Year Notes Futures, Call	11/23/18	120.00	445	445,000	90,391
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	120.00	984	984,000	76,875

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		10/26/18	$143.00		1,428	$1,428,000	$267,750
U.S. Treasury Long-Term Bonds Futures, Call		10/26/18	142.50		886	886,000	235,344
U.S. Treasury Long-Term Bonds Futures, Call		10/26/18	144.00		596	596,000	55,875
U.S. Treasury Long-Term Bonds Futures, Call		10/26/18	142.00		590	590,000	230,469
U.S. Treasury Long-Term Bonds Futures, Call		10/26/18	145.00		349	349,000	16,359
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	143.00		1,808	1,808,000	875,750
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	145.00		506	506,000	102,781
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	151.00		324	324,000	10,125
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	146.00		301	301,000	42,328
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	144.00		296	296,000	92,500
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	148.00		200	20,000	15,625
U.S. Treasury Long-Term Bonds Futures, Call		11/23/18	150.00		103	103,000	4,828

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $5,122,225)							$2,976,189

OTC WRITTEN OPTIONS

COUNTERPARTY
U.S. Dollar/Brazilian Real, Put (Premiums received - $1,643,995)	Citibank N.A.	11/20/18	3.75	BRL	118,700,000	118,700,000	1,025,496

TOTAL WRITTEN OPTIONS (Premiums received - $6,766,220)							$4,001,685

Abbreviation used in this schedule:

BRL	— Brazilian Real

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	53,141	12/19	$12,900,266,558	$12,868,093,150	$(32,173,408)
90-Day Eurodollar	402	3/20	98,184,199	97,319,175	(865,024)
90-Day Eurodollar	18,714	6/20	4,550,325,723	4,530,191,550	(20,134,173)
90-Day Eurodollar	3,783	3/21	922,748,234	916,006,162	(6,742,072)
British Pound	2,870	12/18	234,771,166	234,730,125	(41,041)
Canadian Dollar	7,397	12/18	565,345,691	573,304,485	7,958,794
Euro	4,598	12/18	671,186,383	671,422,950	236,567
Euro-Bobl	242	12/18	36,942,882	36,723,315	(219,567)
Euro-BTP	2,613	12/18	371,602,570	375,708,721	4,106,151
Japanese Yen	2,346	12/18	264,620,542	259,643,550	(4,976,992)
Mexican Peso	19,754	12/18	505,701,502	521,406,830	15,705,328
Russian Ruble	1,000	12/18	35,632,150	37,900,000	2,267,850
Swiss Franc	344	12/18	44,679,769	44,221,200	(458,569)
U.S. Treasury 2-Year Notes	8,775	12/18	1,853,411,086	1,849,194,149	(4,216,937)
U.S. Treasury 5-Year Notes	79,839	12/18	9,044,481,190	8,980,016,314	(64,464,876)
U.S. Treasury Ultra Long-Term Bonds	1,254	12/18	199,241,474	193,468,688	(5,772,786)

					(109,790,755)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month Euribor	2,824	12/18	$822,119,142	$822,160,404	$(41,262)
90-Day Eurodollar	5,479	12/18	1,341,893,525	1,333,314,650	8,578,875
Australian 10-Year Bonds	295	12/18	27,660,771	27,476,719	184,052
Australian Dollar	83	12/18	6,026,861	5,998,410	28,451
Euro-Bund	18,731	12/18	3,480,285,229	3,453,305,779	26,979,450
Euro-Buxl	495	12/18	100,552,278	100,185,147	367,131
Euro-Oat	128	12/18	22,598,127	22,448,205	149,922
Japanese 10-Year Bonds	331	12/18	437,621,503	437,245,115	376,388
U.S. Treasury 10-Year Notes	9,117	12/18	1,089,737,279	1,082,928,656	6,808,623
U.S. Treasury Long-Term Bonds	8,703	12/18	1,247,468,522	1,222,771,500	24,697,022
U.S. Treasury Ultra 10-Year Notes	5,927	12/18	760,335,502	746,802,000	13,533,502
					81,662,154

Net unrealized depreciation on open futures contracts					$(28,128,601)

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	147,280,000	USD	6,658,228	Citibank N.A.	10/3/18	$(3,116,283)
ARS	148,580,000	USD	6,713,963	Citibank N.A.	10/3/18	(3,140,754)
ARS	215,570,000	USD	9,741,075	Citibank N.A.	10/3/18	(4,556,821)
ARS	451,610,000	USD	20,416,365	Citibank N.A.	10/3/18	(9,555,571)
USD	7,336,454	ARS	286,782,000	Citibank N.A.	10/3/18	439,618
USD	11,653,815	ARS	438,300,000	Citibank N.A.	10/3/18	1,113,115
ARS	146,840,000	USD	6,639,837	JPMorgan Chase & Co.	10/3/18	(3,108,474)
USD	3,712,769	ARS	146,840,000	JPMorgan Chase & Co.	10/3/18	181,405
USD	6,024,253	ARS	237,958,000	JPMorgan Chase & Co.	10/3/18	301,588
INR	10,772,820,000	USD	154,815,796	Barclays Bank PLC	10/17/18	(6,588,299)
BRL	456,240,000	USD	121,961,586	Barclays Bank PLC	10/18/18	(9,169,456)
EUR	20,000,000	USD	23,351,920	Barclays Bank PLC	10/18/18	(93,610)
EUR	37,000,000	USD	43,051,979	Barclays Bank PLC	10/18/18	(24,105)
IDR	2,086,674,380,000	USD	143,256,514	Barclays Bank PLC	10/18/18	(3,561,002)
JPY	500,000,000	USD	4,518,430	Barclays Bank PLC	10/18/18	(111,249)
MXN	4,380,674,592	USD	227,567,511	Barclays Bank PLC	10/18/18	5,706,588

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	8,002,374,774	USD	127,624,493	Barclays Bank PLC	10/18/18	$(5,730,214)
TWD	598,634,300	USD	19,620,921	Barclays Bank PLC	10/18/18	11,051
USD	14,706	AUD	20,000	Barclays Bank PLC	10/18/18	247
USD	48,273,765	AUD	64,795,521	Barclays Bank PLC	10/18/18	1,430,181
USD	67,870,198	AUD	91,881,000	Barclays Bank PLC	10/18/18	1,445,309
USD	1,832,021	EUR	1,600,000	Barclays Bank PLC	10/18/18	(28,644)
USD	38,988,533	JPY	4,339,501,688	Barclays Bank PLC	10/18/18	738,592
USD	21,370,644	TWD	648,770,000	Barclays Bank PLC	10/18/18	94,492
BRL	135,680,000	USD	35,002,270	Citibank N.A.	10/18/18	(1,459,319)
BRL	849,733,700	USD	214,427,602	Citibank N.A.	10/18/18	(4,355,546)
CAD	311,385,000	USD	239,860,883	Citibank N.A.	10/18/18	1,325,791
CAD	484,376,285	USD	369,658,358	Citibank N.A.	10/18/18	5,520,618
EUR	1,000,000	USD	1,174,542	Citibank N.A.	10/18/18	(11,626)
EUR	8,000,000	USD	9,371,040	Citibank N.A.	10/18/18	(67,716)
EUR	10,044,755	USD	11,811,999	Citibank N.A.	10/18/18	(130,798)
EUR	12,000,000	USD	13,920,576	Citibank N.A.	10/18/18	34,410
EUR	40,000,000	USD	47,163,960	Citibank N.A.	10/18/18	(647,339)
JPY	150,000,000	USD	1,347,334	Citibank N.A.	10/18/18	(25,179)
TWD	572,406,000	USD	18,645,147	Citibank N.A.	10/18/18	126,679
USD	219,987,459	CAD	289,471,598	Citibank N.A.	10/18/18	(4,225,949)
USD	98,899,778	CNH	657,980,221	Citibank N.A.	10/18/18	3,344,156
USD	6,989,280	EUR	6,000,000	Citibank N.A.	10/18/18	11,787
USD	9,426,192	EUR	8,000,000	Citibank N.A.	10/18/18	122,868
USD	12,191,949	EUR	10,500,000	Citibank N.A.	10/18/18	(18,664)
USD	18,654,096	EUR	16,000,000	Citibank N.A.	10/18/18	47,448
USD	26,295,210	EUR	23,000,000	Citibank N.A.	10/18/18	(451,847)
USD	210,526,190	EUR	185,023,479	Citibank N.A.	10/18/18	(4,640,486)
USD	251,537,104	EUR	213,926,658	Citibank N.A.	10/18/18	2,758,472
USD	374,521,849	EUR	317,699,000	Citibank N.A.	10/18/18	5,064,749
USD	482,300,872	EUR	409,125,677	Citibank N.A.	10/18/18	6,522,271
USD	54,004,740	GBP	40,703,000	Citibank N.A.	10/18/18	904,205
USD	27,861,398	MXN	534,327,289	Citibank N.A.	10/18/18	(591,917)
USD	191,633,990	MXN	3,674,294,312	Citibank N.A.	10/18/18	(4,024,847)
USD	72,339	PHP	3,909,000	Citibank N.A.	10/18/18	102
USD	34,378,920	TWD	1,047,010,000	Citibank N.A.	10/18/18	42,647
USD	14,898,429	EUR	13,000,000	Goldman Sachs Group Inc.	10/18/18	(219,473)
MXN	4,302,338,646	USD	230,301,887	JPMorgan Chase & Co.	10/18/18	(1,199,234)
TWD	577,213,700	USD	18,786,451	JPMorgan Chase & Co.	10/18/18	143,041

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	236,277,232	CNY	1,574,197,056	JPMorgan Chase & Co.	10/18/18	$7,508,120
ZAR	728,620,000	USD	54,151,957	JPMorgan Chase & Co.	10/18/18	(2,768,444)
COP	77,799,175,700	USD	25,893,511	Barclays Bank PLC	10/25/18	371,251
IDR	69,367,440,000	USD	4,651,060	Goldman Sachs Group Inc.	10/25/18	(11,219)
IDR	546,714,170,000	USD	36,655,939	JPMorgan Chase & Co.	10/25/18	(87,387)
COP	32,817,550,000	USD	10,960,802	Barclays Bank PLC	10/26/18	118,411
USD	38,493,575	PHP	2,037,080,000	Deutsche Bank AG	11/15/18	925,172
USD	45,437,441	PHP	2,415,000,000	Deutsche Bank AG	11/15/18	899,331
USD	113,600,397	PHP	6,008,893,000	Deutsche Bank AG	11/15/18	2,782,700
BRL	131,163,666	USD	32,573,489	Citibank N.A.	11/23/18	(241,799)
USD	40,062,234	COP	120,587,324,000	Goldman Sachs Group Inc.	11/28/18	(598,016)
USD	41,494,194	IDR	623,035,320,000	Goldman Sachs Group Inc.	11/28/18	(4,146)
ARS	286,782,000	USD	6,215,205	Citibank N.A.	3/26/19	(479,565)
ARS	438,300,000	USD	9,896,139	Citibank N.A.	3/26/19	(1,130,139)
ARS	146,840,000	USD	3,113,656	JPMorgan Chase & Co.	3/26/19	(176,856)
ARS	237,958,000	USD	5,071,028	JPMorgan Chase & Co.	3/26/19	(311,868)

Total						$(26,627,446)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$21,430,000	3/20/24	0.670%	1.000% quarterly	$353,939	$(250,666)	$604,604

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Federative Republic of Brazil, 4.250%, due 1/7/25)	$224,940,000	6/20/23	2.453%	1.000% quarterly	$(13,706,673)	$(12,554,447)	$(1,152,226)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
295,460,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(1,395,456)
195,170,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(2,063,008)
404,740,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(6,920,751)
483,220,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(79,035)	(10,139,842)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	17,816,530,000	MXN	4/5/21	28-Day TIIE-Banxico every 28 days	7.350% every 28 Days	$(131,310)	$(11,906,448)
	11,722,600,000	MXN	4/6/22	28-Day TIIE-Banxico every 28 days	7.330% every 28 Days	(242,430)	(10,197,947)
	409,851,000		5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	622,452	(12,201,019)
	2,828,825,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(5,199,547)	(17,236,157)
	119,020,000		12/1/22	3-Month LIBOR quarterly	2.169% semi-annually	—	(4,208,376)
	2,114,967,000		12/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	—	(132,562)
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	—	8,189,132
	49,767,000	EUR	8/23/47	1.498% annually	6-Month EURIBOR Reuters semi-annually	58,573	432,911

Total						$(4,971,297)	$(67,779,523)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	1,838,341,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	$2,474,419
Citibank N.A.	374,400,000	BRL	1/2/20	BRL-CDI**	8.410%**	$76,590	427,884
Citibank N.A.	637,200,000	BRL	1/2/20	BRL-CDI**	8.410%**	491,851	414,582
Citibank N.A.	359,599,996	BRL	1/2/20	BRL-CDI**	8.410%**	172,933	336,590
Citibank N.A.	241,219,004	BRL	1/2/20	BRL-CDI**	8.410%**	218,280	123,508

Total						$959,654	$3,776,983

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.23 Index	$193,240,000	12/20/19	1.000% quarterly	$1,913,076	$1,702,403	$210,673
Markit CDX.NA.IG.25 Index	138,520,000	12/20/20	1.000% quarterly	2,270,620	2,007,221	263,399
Markit CDX.NA.IG.30 Index	469,080,000	6/20/23	1.000% quarterly	9,347,826	6,991,208	2,356,618
Markit CDX.NA.IG.31 Index	1,656,230,000	12/20/23	1.000% quarterly	32,008,301	31,493,160	515,141

Total	$2,457,070,000			$45,539,823	$42,193,992	$3,345,831

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$94,040,000	12/20/22	5.000% quarterly	$(7,553,763)	$(5,541,269)	$(2,012,494)
Markit CDX.NA.HY.31 Index	332,630,000	12/20/23	5.000% quarterly	(24,326,895)	(24,114,935)	(211,960)

Total	$426,670,000			$(31,880,658)	$(29,656,204)	$(2,224,454)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,450,922,563	$73,850,209	$2,524,772,772
Industrials	—	377,743,762	6,993,925	384,737,687
Other Corporate Bonds & Notes	—	4,100,223,027	—	4,100,223,027
Mortgage-Backed Securities	—	5,648,399,226	—	5,648,399,226
U.S. Government & Agency Obligations	—	4,673,754,333	—	4,673,754,333
Collateralized Mortgage Obligations	—	2,811,242,638	77,253,841	2,888,496,479
Sovereign Bonds	—	1,434,795,728	—	1,434,795,728
Asset-Backed Securities	—	880,416,494	16,450,243	896,866,737
Senior Loans:
Communication Services	—	137,845,986	7,131,946	144,977,932
Health Care	—	107,709,624	3,092,897	110,802,521
Other Senior Loans	—	497,189,189	—	497,189,189
U.S. Treasury Inflation Protected Securities	—	111,008,797	—	111,008,797
Non-U.S. Treasury Inflation Protected Securities	—	85,945,700	—	85,945,700
Preferred Stocks	$13,046,572	—	—	13,046,572
Purchased Options:
Exchange-Traded
Purchased Options	3,032,077	—	—	3,032,077
OTC Purchased Options	—	7,101,243	—	7,101,243

Total Long-Term Investments	16,078,649	23,324,298,310	184,773,061	23,525,150,020

Short-Term Investments†:
U.S. Government Agencies	—	1,997,084	—	1,997,084
Commercial Paper	—	1,129,916,342	—	1,129,916,342
Money Market Funds	—	1,864,298,477	—	1,864,298,477

Total Short-Term Investments	—	2,996,211,903	—	2,996,211,903

Total Investments	$16,078,649	$26,320,510,213	$184,773,061	$26,521,361,923

Other Financial Instruments:
Futures Contracts	$111,978,106	—	—	$111,978,106
Forward Foreign Currency Contracts	—	$50,036,415	—	50,036,415

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$353,939	—	$353,939
Centrally Cleared Interest Rate Swaps	—	8,622,043	—	8,622,043
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,345,831	—	3,345,831
OTC Interest Rate Swaps	—	4,736,637	—	4,736,637

Total Other Financial Instruments	$111,978,106	$67,094,865	—	$179,072,971

Total	$128,056,755	$26,387,605,078	$184,773,061	$26,700,434,894

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,976,189	—	—	$2,976,189
OTC Written Options	—	$1,025,496	—	1,025,496
Futures Contracts	140,106,707	—	—	140,106,707
Forward Foreign Currency Contracts	—	76,663,861	—	76,663,861
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	13,706,673	—	13,706,673
Centrally Cleared Interest Rate Swaps	—	76,401,566	—	76,401,566
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	2,224,454	—	2,224,454

Total	$143,082,896	$170,022,050	—	$313,104,946

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio,

Notes to Schedule of Investments (unaudited) (continued)

LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$2,207,737,972	$8,985,660,505	8,985,660,505	$9,329,100,000	9,329,100,000	—	$23,568,878	—	$1,864,298,477

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018